Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	JOBS
Entity Registrant Name	51JOB, INC.
Entity Central Index Key	0001295484
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	57,786,679

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY
Revenues:
Online recruitment services	$ 151,431		943,432		803,004		543,045
Print advertising	16,903		105,309		208,365		277,645
Other human resource related revenues	74,399		463,508		358,730		269,305
Total revenues	242,733		1,512,249		1,370,099		1,089,995
Less: Business and related taxes	(10,419)		(64,911)		(70,421)		(57,776)
Net revenues	232,314		1,447,338		1,299,678		1,032,219
Cost of services(1)	(65,044)	[1]	(405,233)	[1]	(370,661)	[1]	(345,865)	[1]
Gross profit	167,270		1,042,105		929,017		686,354
Operating expenses(1):
Sales and marketing	(59,405)	[1]	(370,100)	[1]	(329,466)	[1]	(277,543)	[1]
General and administrative	(29,929)	[1]	(186,460)	[1]	(158,355)	[1]	(136,647)	[1]
Total operating expenses	(89,334)		(556,560)		(487,821)		(414,190)
Income from operations	77,936		485,545		441,196		272,164
Loss from foreign currency translation	(72)		(447)		(9,363)		(6,848)
Loss from impairment of long-term investments					(15,081)
Interest and investment income	9,896		61,653		42,033		18,713
Other income	3,038		18,934		8,779		7,713
Income before income tax expense	90,798		565,685		467,564		291,742
Income tax expense	(15,341)		(95,579)		(81,056)		(57,081)
Net income	75,457		470,106		386,508		234,661
Other comprehensive income:
Currency translation adjustments	(1)		(9)		325		246
Comprehensive income	$ 75,456		470,097		386,833		234,907
Earnings per share:
- Basic (per share)	$ 1.31		8.17		6.81		4.23
- Diluted (per share)	$ 1.27		7.92		6.54		4.13
Earnings per ADS(2):
- Basic (per share)	$ 2.62	[2]	16.35	[2]	13.62	[2]	8.46	[2]
- Diluted (per share)	$ 2.54	[2]	15.84	[2]	13.09	[2]	8.26	[2]
Weighted average number of shares outstanding:
- Basic (in shares)	57,510,591		57,510,591		56,754,240		55,485,256
- Diluted (in shares)	59,375,123		59,375,123		59,067,424		56,814,503

[1]	Share-based compensation: Included in cost of services (4,082) (6,084) (7,870) (1,263) Included in operating expenses - Sales and marketing (3,509) (5,230) (6,766) (1,086) - General and administrative (16,371) (26,660) (35,902) (5,763)
[2]	Each ADS represents two common shares.

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Included in cost of services [Member] USD ($)	Dec. 31, 2012 Included in cost of services [Member] CNY	Dec. 31, 2011 Included in cost of services [Member] CNY	Dec. 31, 2010 Included in cost of services [Member] CNY	Dec. 31, 2012 Included in sales and marketing [Member] USD ($)	Dec. 31, 2012 Included in sales and marketing [Member] CNY	Dec. 31, 2011 Included in sales and marketing [Member] CNY	Dec. 31, 2010 Included in sales and marketing [Member] CNY	Dec. 31, 2012 Included in general and administrative [Member] USD ($)	Dec. 31, 2012 Included in general and administrative [Member] CNY	Dec. 31, 2011 Included in general and administrative [Member] CNY	Dec. 31, 2010 Included in general and administrative [Member] CNY
Share-based compensation	$ (1,263)	(7,870)	(6,084)	(4,082)	$ (1,086)	(6,766)	(5,230)	(3,509)	$ (5,763)	(35,902)	(26,660)	(16,371)

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash	$ 180,183	1,122,557	783,699
Restricted cash	2,322	14,468	4,263
Short-term investments	226,135	1,408,845	1,270,343
Accounts receivable (net of allowance for doubtful accounts of RMB2,022 and RMB3,260 as of December 31, 2011 and 2012, respectively)	8,457	52,688	43,708
Prepayments and other current assets	44,982	280,242	199,836
Deferred tax assets, current	1,387	8,643	11,042
Total current assets	463,466	2,887,443	2,312,891
Property and equipment, net	45,049	280,657	192,120
Intangible assets, net	629	3,919	4,290
Other long-term assets	11,130	69,343	48,649
Deferred tax assets, non-current			86
Total non-current assets	56,808	353,919	245,145
Total assets	520,274	3,241,362	2,558,036
Current liabilities:
Accounts payable	2,752	17,146	20,326
Salary and employee related accrual	7,777	48,450	44,287
Taxes payable	10,571	65,858	54,623
Advance from customers	54,306	338,330	290,460
Other payables and accruals	16,623	103,565	40,793
Total current liabilities	92,029	573,349	450,489
Deferred tax liabilities, non-current	318	1,985	1,972
Total liabilities	92,347	575,334	452,461
Commitments and contingencies
Shareholders' equity:
Common shares (US$0.0001 par value per share; 500,000,000 shares authorized, 56,981,341 and 57,786,679 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	8	48	47
Additional paid-in capital	184,937	1,152,174	1,061,819
Statutory reserves	1,115	6,944	7,332
Accumulated other comprehensive income	261	1,629	1,638
Retained earnings	241,606	1,505,233	1,034,739
Total shareholders' equity	427,927	2,666,028	2,105,575
Total liabilities and shareholders' equity	$ 520,274	3,241,362	2,558,036

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Allowance for doubtful accounts receivable		3,260	2,022
Par value per common share	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000	500,000,000
Common shares, shares issued	57,786,679	57,786,679	56,981,341
Common shares, shares outstanding	57,786,679	57,786,679	56,981,341

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Common shares [Member] USD ($)	Common shares [Member] CNY	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] CNY	Statutory reserves [Member] USD ($)	Statutory reserves [Member] CNY	Accumulated other comprehensive income [Member] USD ($)	Accumulated other comprehensive income [Member] CNY	Retained earnings [Member] USD ($)	Retained earnings [Member] CNY
Balance at Dec. 31, 2009		1,324,139		46		902,124		7,368		1,067		413,534
Balance (in shares) at Dec. 31, 2009				55,126,859
Exercise of share options		93,148		1		93,147
Exercise of share options (in shares)				1,681,694
Share-based compensation		23,962				23,962
Repurchase and retirement of common shares		(21,300)		0		(21,300)
Repurchase and retirement of common shares (in shares)				(334,604)
Appropriation of statutory reserves								250				(250)
Reversal of statutory reserves due to closure of certain subsidiaries								(807)				807
Foreign currency translation adjustments		246								246
Net income		234,661										234,661
Balance at Dec. 31, 2010		1,654,856		47		997,933		6,811		1,313		648,752
Balance (in shares) at Dec. 31, 2010				56,473,949
Exercise of share options		26,560		0		26,560
Exercise of share options (in shares)				511,392
Share-based compensation		37,974				37,974
Repurchase and retirement of common shares		(648)		0		(648)
Repurchase and retirement of common shares (in shares)				(4,000)
Appropriation of statutory reserves								521				(521)
Foreign currency translation adjustments		325								325
Net income		386,508										386,508
Balance at Dec. 31, 2011		2,105,575		47		1,061,819		7,332		1,638		1,034,739
Balance (in shares) at Dec. 31, 2011		56,981,341		56,981,341
Exercise of share options		39,818		1		39,817
Exercise of share options (in shares)	805,338			805,338
Share-based compensation		50,538				50,538
Appropriation of statutory reserves								812				(812)
Reversal of statutory reserves due to closure of certain subsidiaries								(1,200)				1,200
Foreign currency translation adjustments	(1)	(9)								(9)
Net income	75,457	470,106										470,106
Balance at Dec. 31, 2012	$ 427,927	2,666,028	$ 8	48	$ 184,937	1,152,174	$ 1,115	6,944	$ 261	1,629	$ 241,606	1,505,233
Balance (in shares) at Dec. 31, 2012	57,786,679		57,786,679

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income for the year	$ 75,457	470,106	386,508	234,661
Adjustments for:
Share-based compensation	8,112	50,538	37,974	23,962
Depreciation	4,413	27,496	26,389	27,326
Amortization of intangible assets	241	1,500	1,615	2,061
Allowance (Reversal of allowance) for doubtful accounts	1,229	7,654	801	(28)
Loss due to disposal of fixed assets	10	65	141	61
Loss from foreign currency translation	72	447	9,363	6,848
Loss from impairment of long-term investments			15,081
Gain from sale of long-term investments	(211)	(1,318)
Deferred tax expense (benefit)	401	2,498	(3,880)	(1,020)
Changes in operating assets and liabilities:
Increase in accounts receivable	(1,695)	(10,555)	(11,123)	(15,412)
Increase in prepayments and other current assets	(13,882)	(86,485)	(124,580)	(35,357)
Increase (Decrease) in accounts payable	(565)	(3,523)	5,357	5,657
Increase in salary and employee related accrual	668	4,163	4,744	11,448
Increase in taxes payable	1,137	7,082	24,131	13,946
Increase in advance from customers	7,684	47,870	104,269	67,914
Increase in other payables and accruals	9,104	56,720	21,624	354
Decrease (Increase) in other long-term assets	49	302	(1,459)	1,787
Net cash provided by operating activities	92,224	574,560	496,955	344,208
Cash flows from investing activities:
Proceeds from sale of long-term investments	211	1,318
Purchase of short-term investments	(22,231)	(138,502)	(863,400)	(149,633)
Purchase of property and equipment	(21,951)	(136,760)	(58,870)	(23,253)
Purchase of intangible assets	(181)	(1,129)	(1,100)	(1,564)
Net cash used in investing activities	(44,152)	(275,073)	(923,370)	(174,450)
Cash flows from financing activities:
Repurchase and retirement of common shares			(648)	(21,300)
Proceeds from the exercise of share options	6,391	39,818	26,560	93,148
Net cash provided by financing activities	6,391	39,818	25,912	71,848
Effect of foreign exchange rate changes on cash	(72)	(447)	(8,686)	(6,125)
Net increase (decrease) in cash	54,391	338,858	(409,189)	235,481
Cash, beginning of year	125,792	783,699	1,192,888	957,407
Cash, end of year	180,183	1,122,557	783,699	1,192,888
Cash paid during the years for:
Income taxes	15,474	96,407	71,435	49,519
Supplemental disclosure of non-cash investing activities:
Accrual related to purchase of property, equipment and software	(120)	(750)	(407)	(989)
Supplemental disclosure of non-cash activities:
Restricted cash related to the exercise of share options, end of year	$ 2,322	14,468	4,263	44,888

Organization and Nature of Operations	12 Months Ended
Dec. 31, 2012
Organization and Nature of Operations
1.	ORGANIZATION AND NATURE OF OPERATIONS

The accompanying consolidated financial statements include the financial statements of 51job, Inc. (the “Company”), which was incorporated in the Cayman Islands in March 2000, its subsidiaries and certain variable interest entity (“VIE”) subsidiaries.

The Company, its subsidiaries and VIE subsidiaries are hereinafter collectively referred to as the “Group.” The Group is an integrated human resource services provider in the People’s Republic of China (the “PRC” or “China”) and is principally engaged in recruitment related advertising services, including Internet recruitment services and the production of a city-specific publication of advertisement listings as newspaper inserts. The Group also provides other human resource related services, such as business process outsourcing, training, campus recruitment and executive search.

Principal Accounting Policies	12 Months Ended
Dec. 31, 2012
Principal Accounting Policies
2.	PRINCIPAL ACCOUNTING POLICIES

(a)	Basis of Presentation and Use of Estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reported years. Management’s significant estimates include those related to allowances for accounts receivable, allowances for prepayments and other current assets, fair values of options to purchase the Company’s common shares, estimated useful lives of property and equipment and intangible assets, consolidation of VIEs, assessment of recoverability of long-term investments and deferred tax valuation allowance. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may materially differ from those estimates.

(b)	Basis of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIE subsidiaries of which the Company is the primary beneficiary. All significant transactions and balances between the Company, its subsidiaries and VIE subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast majority of votes at the meeting of the board of directors; or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

The Company has adopted Accounting Standards Codification (“ASC”) 810 “Consolidation” for all periods presented. It requires VIEs to be consolidated by the primary beneficiary of the entity. An entity is considered to be a VIE if certain conditions are present, such as if the equity investors in the entity do not have the characteristics of a controlling financial interest or the entity does not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. In determining whether the Company or its subsidiary is the primary beneficiary of a VIE, the Company considered whether it has the rights to a majority of the economic benefits and obligation to absorb a majority of the expected losses. In addition, the Company considered whether it has the power to direct activities that are significant to the VIE’s economic performance, including the power to appoint senior management, right to direct company strategy, power to approve capital expenditure budgets, and power to establish and manage ordinary business operation procedures and internal regulations and systems.

The Company’s wholly-owned subsidiaries include the following:

•	51net.com Inc. (“51net”), incorporated in the British Virgin Islands in August 1999;

•

51net Beijing, incorporated in the Cayman Islands in April 2000, which wholly owns Qian Cheng Wu You Network Information Technology (Beijing) Co., Ltd. (“WFOE”), incorporated in the PRC in July 2000; and

•	51net HR, incorporated in the Cayman Islands in April 2000, which owns 70% of Shanghai Wang Ju Human Resource Consulting Co., Ltd. (“Wang Ju”), incorporated in the PRC in October 2006.

51net’s principal subsidiaries include the following:

•	Qianjin Network Information Technology (Shanghai) Co., Ltd. (“Tech JV”), incorporated in the PRC in January 2000, which is 50% owned by 51net;

•	Wang Jin Information Technology (Shanghai) Co., Ltd. (“Wang Jin”), incorporated in the PRC in June 2004, which is wholly owned by 51net;

•	Shanghai Wang Ju Advertising Co., Ltd., incorporated in the PRC in June 2007, which is wholly owned by 51net; and

•	Wuhan Wang Cai Information Technology Co., Ltd., incorporated in the PRC in December 2009, which is wholly owned by 51net.

Tech JV’s principal subsidiaries include the following:

•	Shanghai Qianjin Advertising Co., Ltd. (“AdCo”), incorporated in the PRC in June 2001, which is 80% owned by Tech JV;

•	Shanghai Wang Cai Advertising Co., Ltd. (“Wang Cai AdCo”), incorporated in the PRC in April 2005, which is jointly owned by Tech JV and AdCo; and

•	Shanghai Zhong Cheng Human Resources Co., Ltd., incorporated in the PRC in December 2010; which is wholly owned by Tech JV.

The Company’s VIE subsidiaries include the following:

•	Beijing Run An Information Consultancy Co., Ltd. (“Run An”), incorporated in the PRC in January 1997, which owns 30% of Wang Ju; and

•

Beijing Qian Cheng Si Jin Advertising Co., Ltd. (“Qian Cheng”), incorporated in the PRC in February 1999, which owns 20% of AdCo and effectively owns 50% of Tech JV by direct and indirect ownership through Qian Cheng’s wholly-owned subsidiary Wuhan Mei Hao Qian Cheng Advertising Co., Ltd., incorporated in the PRC in August 2001.

As of December 31, 2012 and for all years presented, the Company is the primary beneficiary of two VIEs, Run An and Qian Cheng, which were in existence prior to the establishment of the Company and are considered predecessors of the Group. The Company does not have any ownership interest in the VIEs, but through certain arrangements as described below, the Company receives all of the economic benefits, absorbs all of the expected losses and has the power to direct activities that are significant to the VIEs. As a result of the Company’s consolidation of Run An and Qian Cheng, all of Tech JV and AdCo are included in the consolidated financial statements, and the Company effectively holds all of the equity interests in its subsidiaries including the VIE subsidiaries.

For the years ended December 31, 2010 and 2011, the Company was also the primary beneficiary of Shanghai Run An Lian Information Consultancy Co., Ltd. (“RAL”), a VIE which was established in April 2004. On December 30, 2011, the Shanghai Administration for Industry and Commerce approved the closure of RAL, which was wholly owned by Run An. RAL previously held an Internet content provider license and a permit issued by the Shanghai human resources and social security bureau which allowed it to conduct human resource related services.

Run An holds a human resource service permit issued by the Beijing human resources and social security bureau which allows it to provide recruitment, training and human resource consulting services. Run An is jointly owned by David Weimin Jin and Tao Wang, both of whom are executive officers of the Company. As of December 31, 2012, the registered capital of Run An was RMB6,000 and its accumulated loss was RMB1,317.

Qian Cheng holds an advertisement license. Qian Cheng is wholly owned by Run An. As of December 31, 2012, the registered capital of Qian Cheng was RMB1,500 and its retained earnings were RMB689.

As the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company. Currently, there is no contractual arrangement that could require the Company to provide additional financial support to the consolidated VIEs, but the Company may provide such support on a discretionary basis in the future, which could expose the Company to loss.

The Group has entered into various agreements as related to its VIE subsidiaries. The key provisions of the agreements with the Company or its subsidiaries and the VIE subsidiaries or its shareholders are as follows:

Technical and Consulting Service Agreements. WFOE has entered into technical and consulting service agreements with Run An and Qian Cheng, respectively, under which WFOE has the exclusive right, subject to certain exceptions, to provide technical services to Run An and Qian Cheng for service fees. The technical and consulting service agreements with WFOE are valid to September 11, 2017 for the Run An agreement and valid to May 3, 2014 for the Qian Cheng agreement, and can only be terminated by WFOE during the term. Such term is renewable upon written consent of the parties. Although the renewal is upon mutual consent, WFOE may, through its rights to approve board members and recommend senior management of Run An and Qian Cheng under the pledge and control agreements described below, direct Run An and Qian Cheng to renew the technical and consulting service agreements upon expiration.

Pledge and Control Agreements. As security for Run An and Qian Cheng’s obligations under the technical and consulting service agreements, the shareholders of Run An and Qian Cheng have pledged all of their equity interest in Run An and Qian Cheng to WFOE. According to the pledge agreement, WFOE has the right to sell the pledged equity. Additionally, the shareholders of Run An and Qian Cheng have agreed that they will not dispose of the pledged equity or take any actions that will prejudice WFOE’s interest under the equity pledge agreements. They have further agreed that they will obtain WFOE’s consent regarding material decisions concerning the operation of Run An and Qian Cheng, including the distribution of profits, the incurrence of debt and the approval of director appointments. Additionally, WFOE has the right to recommend candidates to the board for the positions of general manager and senior executives of Run An and Qian Cheng. Under such pledges, WFOE is obliged to purchase any and all of the equity interest in Run An and Qian Cheng from their shareholders, if permitted by the PRC laws. The pledges cannot be released until the discharge of all of Run An and Qian Cheng’s obligations under the respective technical and consulting service agreement. The pledge and control agreements have the same term as their respective technical and consulting service agreements.

Loan Agreements. Tech JV has entered into loan agreements dated as of September 11, 2007 for an aggregate amount of RMB6,000 with the shareholders of Run An, with the sole and exclusive purpose to fund the capitalization of Run An. The loans can be repaid only with the proceeds from the sale of the shareholders’ equity interest in Run An to Tech JV or its designated person. The interest-free loan agreements are valid to September 11, 2017, and the term may be extended upon written consent of the parties.

Call Option Agreement. 51net has entered into a call option agreement with Qian Cheng dated as of August 1, 2002, and supplemented and amended as of May 3, 2004 and August 1, 2012, under which 51net or its designee is granted an irrevocable option to purchase all of Qian Cheng’s equity interest in Tech JV and AdCo for RMB1,200 or, if such purchase price is not permissible under the applicable PRC laws, the lowest price permitted under then applicable PRC laws. In addition, Qian Cheng granted 51net an irrevocable option to purchase any and all of its equity interests in the subsidiaries of AdCo at the lowest price permitted under PRC laws. The call option agreement is valid to July 31, 2022, and the term may be extended upon written consent of the parties.

Management monitors the regulatory risk associated with these contractual arrangements. The Company’s PRC legal counsel, has advised management that these contractual arrangements are not in violation of existing PRC laws, rules and regulations in all material aspects, with exception to the effectiveness of the pledges under the equity pledge agreements, which have not yet been registered with the relevant administration of industry and commerce. Based on such advice and management’s knowledge and experience, the Company believes that its contractual arrangements with its consolidated VIEs and their shareholders are valid, legally binding and in compliance with current PRC laws. However, there are substantial uncertainties regarding the interpretation and application of current or future PRC laws, rules and regulations that could limit the Company’s ability to enforce these contractual arrangements. Management monitors the regulatory risk associated with these contractual arrangements. See note 15 for further discussion.

Summary financial information of the Group’s VIEs included in the consolidated financial statements is as follows:

	As of December 31,
	2011	2012
	RMB	RMB
Total assets	5,600	7,038
Total liabilities	405	166

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Total revenues	12,142	7,931	2,340
Net income	522	281	1,730

(c)	Foreign Currencies

The Group’s functional and reporting currency is the Renminbi (“RMB”). Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations and comprehensive income. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the People’s Bank of China at the balance sheet dates. All such exchange gains and losses are included in the consolidated statements of operations and comprehensive income. The exchange differences for translation of group companies’ balances where RMB is not their functional currency are included in cumulative translation adjustments, which is a separate component of shareholders’ equity in the consolidated financial statements.

The unaudited United States dollar (“US$”) amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the rate of US$1.00 = RMB6.2301 on December 31, 2012, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2012, or at any other rate.

(d)	Cash and Restricted Cash

Cash represents cash on hand and demand deposits placed with banks or other financial institutions. Restricted cash represents cash proceeds from the exercise of share options by the Company’s employees, executives and directors held in a bank account which have yet to be transmitted to them. Included in the cash and restricted cash balances as of December 31, 2011 and 2012 are amounts denominated in United States dollars totaling US$24,209 and US$33,572, respectively (equivalent to approximately RMB152,538 and RMB211,017, based on the RMB to US$ exchange rate quoted by the People’s Bank of China on December 31, 2011 and 2012, respectively). The Group receives substantially all of its revenues in RMB, which currently is neither a freely convertible currency nor can it be freely remitted out of China.

(e)	Accounts Receivable

Accounts receivable is presented net of allowance for doubtful accounts. The Company provides general and specific provisions for bad debts when facts and circumstances indicate that the receivable is unlikely to be collected. If the financial condition of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required.

(f)	Investments

Short-term investments consist of certificates of deposit with original maturities between three months and one year.

Long-term investments consist of non-interest bearing loans provided in 2007 and 2008 to Area Link Co., Ltd. (“Area Link”), which is the holding company of a coupon advertising services business in China. Area Link is affiliated with Recruit Co., Ltd. (“Recruit”), a shareholder of the Company. See Note 11.

Investments are evaluated for impairment at the end of each period. Unrealized losses are recorded as impairment losses when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (i) nature of the investment; (ii) cause and duration of the impairment; (iii) extent to which fair value is less than cost; (iv) financial conditions and near-term prospects of the issuers; and (v) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

The Company determined that the carrying value of the investments in Area Link was not recoverable and recognized a loss from impairment totaling RMB15,081 for the year ended December 31, 2011. No impairment losses were recorded during the years ended December 31, 2010 and 2012. In December 2012, the coupon advertising services business owned by Area Link was sold, the Company recognized a gain from sale with proceeds of RMB1,318, and this amount was included in other income.

(g)	Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis to allocate the cost of the assets to their estimated residual value over the following estimated useful lives:

Estimated useful lives
Land use rights	32.42 to 50 years
Building	20 years
Leasehold improvements	Lesser of the lease period or the estimated useful life
Electronic equipment	3 to 5 years
Furniture and fixtures	5 years
Motor vehicles	5 years
Other assets	5 years

(h)	Intangible Assets

Intangible assets include purchased computer software and licenses and are amortized on a straight-line basis over their estimated useful lives, which range from five to ten years.

(i)	Impairment of Long-Lived Assets

The Group has adopted ASC 360 “Property, Plant and Equipment,” which addresses the financial accounting and reporting for the recognition and measurement of impairment losses for long-lived assets. Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that carrying amount of an asset group may not be recoverable. The recoverability of an asset group is based on the undiscounted future cash flows the asset group is expected to generate and recognize an impairment loss when the estimated undiscounted future cash flows expected to result from the use of the asset group plus net proceeds expected from the disposition of the asset group, if any, are less than the carrying value of the asset group. If the Group identifies an impairment, the Group reduces the carrying amount of the asset group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. No impairment of long-lived assets was recognized in the years ended December 31, 2010, 2011 and 2012.

(j)	Revenue Recognition

Online Recruitment Services Revenues

The Group provides online recruitment advertising and other technical services through its www.51job.com website. The average display period of online recruitment services normally ranges from one week to one year. Fees for its online recruitment advertisement and other technical services are recognized as revenue ratably over the display period of the contract or when services are provided, collectibility is reasonably assured, and other criteria in accordance with ASC 605 “Revenue Recognition” (“ASC 605”) are met. For a transaction involving multiple services, the Company recognizes revenue at relative fair value which is determined based on the Company’s regular selling prices charged in unbundled arrangements. Cash received in advance of services are recognized as advance from customers.

Print Advertising Revenues

The Group provides recruitment advertising services through a weekly newspaper which is distributed in various cities of the PRC. Arrangements for recruitment advertisement on the weekly newspaper are generally short-term in nature. Fees for these types of print recruitment advertising services are recognized as revenue when collectibility is reasonably assured, upon the publication of the advertisements and when other criteria in accordance with ASC 605 are met. Cash received in advance of services are recognized as advance from customers.

Other Human Resource Related Revenues

The Group also provides other value-added human resource products, such as business process outsourcing, training, campus recruitment, executive search and other services. Revenue is recognized when (i) persuasive evidence of an agreement exists, (ii) services are rendered, (iii) the sales price and terms are fixed or determinable, and (iv) the collection of the receivable is reasonably assured, as prescribed by ASC 605.

Business and Related Taxes

The Company’s subsidiaries and its VIE subsidiaries are subject to business taxes and related surcharges on the revenues earned for services provided in the PRC. The applicable rate of business taxes is 5% after certain deductions. In the consolidated statements of operations and comprehensive income, business taxes and related surcharges for revenues earned are deducted from gross revenues to arrive at net revenues.

Effective January 1, 2012, the PRC State Council instituted a pilot value-added tax (“VAT”) reform program applicable to businesses in “selected modern service industries” in Shanghai. Under this program, businesses would switch from business tax payers to VAT payers and permitted to offset input VAT supported by valid VAT invoices received from vendors against their VAT liability. As a result, some of the Company’s subsidiaries became subject to VAT at a rate of 6% beginning January 1, 2012. In July 2012, the PRC Ministry of Finance announced that the VAT program would be expanded to additional trial regions, namely Beijing, Tianjin and the provinces of Jiangsu, Anhui, Zhejiang, Fujian, Hubei and Guangdong. This new VAT program and its expansion did not and are not expected to have a material impact on the Company’s financial statements.

(k)	Cost of Services

Cost of services consist primarily of payroll compensation and related employee costs, subcontracting fees, printing and publishing expenses, and other expenses incurred by the Group which are directly attributable to the rendering of the Group’s recruitment advertising and other human resource services.

(l)	Sales and Marketing Expenses

Sales and marketing expenses consist primarily of the Group’s sales and marketing personnel payroll compensation and related employee costs and advertising and promotion expenses. Advertising and promotion expenses generally represent the cost of promotions to create or stimulate a positive image of the Group or a desire for the Group’s services. Advertising and promotion expenses are charged to the consolidated statements of operations and comprehensive income when incurred and totaled RMB58,332, RMB62,371 and RMB65,667 for the years ended December 31, 2010, 2011 and 2012, respectively.

(m)	Share-Based Compensation

The Company accounts for share-based compensation arrangements with employees in accordance with ASC 718 “Compensation – Stock Compensation.” It requires the Company to measure at the grant date the fair value of the stock-based award and recognize compensation costs, net of estimated forfeitures, on a straight-line basis, over the requisite service period. The Company uses the Black-Scholes option pricing model to determine the fair value of stock options. Risk-free interest rates are based on U.S. Treasury yield for the terms consistent with the expected life of award at the time of grant. Expected life takes into account vesting and contractual terms, employee demographics and historical exercise behavior, which the Company believes are useful reference points. The assumption for expected dividend yield is consistent with the Company’s current policy of no dividend payout. The Company estimates expected volatility at the date of grant based on historical volatilities of the market price of its American depositary shares (“ADSs”). Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future change in circumstances and facts, if any. If actual forfeitures differ from those estimates, the Company may need to revise those estimates used in subsequent periods.

For the years ended December 31, 2010, 2011 and 2012, the fair value of options granted was estimated with the following assumptions:

	2010	2011	2012
Risk-free interest rate	0.87%-2.26%	1.58%	0.59%
Expected life (years)	4	4	4
Expected dividend yield	0%	0%	0%
Volatility	50%	48%	53%
Weighted average of fair value per option at grant date	RMB24.96	RMB70.26	RMB60.88

(n)	Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases, net of any incentives received by the Group from the leasing company, are charged to the consolidated statements of operations and comprehensive income on a straight-line basis over the lease periods.

(o)	Taxation

The Company accounts for income taxes under the liability method. Under this method, deferred income taxes are recognized for the differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities by applying enacted statutory rates applicable to future years in which the differences are expected to reverse. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of, the deferred tax assets will not be realized.

The Company adopted ASC 740-10-25 “Income Taxes – Overall – Recognition” to account for uncertainties in income taxes effective January 1, 2007. The Company recognizes a tax benefit associated with an uncertain tax position when, in management’s judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. The Company has elected to classify interest and penalties related to an uncertain tax position, if any and when required, as general and administrative expenses. In the years ended December 31, 2010, 2011 and 2012, the Company did not record any interest and penalties associated with uncertain tax positions as there were no uncertain tax positions.

(p)	Statutory Reserves

With the exception of Tech JV which is 50% owned by 51net, a British Virgin Islands company, and Wang Ju which is majority owned by 51net HR, a Cayman Islands company, the Group’s subsidiaries and VIE subsidiaries incorporated in the PRC are required on an annual basis to allocate at least 10% of their after-tax profit, after the recovery of accumulated deficit to the statutory common reserve. The amount of allocation is calculated based on an entity’s after-tax profit shown in its statutory financial statements which are prepared in accordance with PRC accounting standards and regulations until the reserve has reached 50% of the registered capital of each company. Once the total statutory common reserve fund reaches 50% of the registered capital of the respective companies, further appropriations are discretionary. The statutory common reserve fund is not distributable to shareholders except in the event of liquidation. Since 2008, the statutory common reserve fund for more than half of the Company’s subsidiaries and VIE subsidiaries incorporated in the PRC had reached 50% of the registered capital of the respective companies. As a result, no appropriations were made by these entities to their respective statutory reserve funds in the years ended December 31, 2010, 2011 and 2012. With the exception of a few entities, all remaining subsidiaries whose total statutory common reserve fund had not reached 50% of its respective registered capital had accumulative losses as of December 31, 2010, 2011 and 2012. As a result, these entities did not make appropriations to their statutory reserve funds in the years ended December 31, 2010, 2011 and 2012. During the years ended December 31, 2010, 2011 and 2012, the Group’s subsidiaries made total appropriations to their statutory common reserve fund in the amount of RMB250, RMB521 and RMB812, respectively. During the years ended December 31, 2010 and 2012, the Group made a reversal of RMB546 and RMB800, respectively, from the statutory common reserve fund to retained earnings due to the closure of certain subsidiaries. The statutory common reserve funds of these closed subsidiaries were distributed to their respective shareholders, which are ultimately held by the Group. No reversal of the statutory common reserve fund was made in the year ended December 31, 2011.

In addition, the Group’s subsidiaries and VIE subsidiaries incorporated in the PRC may, at the discretion of its board of directors, on an annual basis set aside the statutory common welfare fund, which can be used for staff welfare of the Group. No appropriations to the statutory common welfare fund were made for the years ended December 31, 2010, 2011 and 2012, respectively. During the years ended December 31, 2010 and 2012, the Group made a reversal of RMB261 and RMB400, respectively, from the statutory common welfare fund to retained earnings due to the closure of certain subsidiaries. The statutory common welfare funds of these closed subsidiaries were distributed to their respective shareholders, which are ultimately held by the Group. No reversal of the statutory common welfare fund was made in the year ended December 31, 2011.

Appropriations to the statutory common reserve fund and the statutory common welfare fund are accounted for as a transfer from retained earnings to the statutory reserves.

There are no legal requirements in the PRC to fund these reserves by transfer of cash to any restricted accounts, and the Group does not do so. These reserves are not distributable as cash dividends.

(q)	Dividend

Dividends are recognized when declared. PRC regulations currently permit payment of dividends only out of accumulated profits as determined in accordance with PRC accounting standards and regulations. Additionally, the Company’s PRC subsidiaries and VIE subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves. See Note 2(p). In addition, the net assets of the Company’s subsidiaries associated with their paid-in capital are not distributable in the form of dividends. Aggregate net assets of the Company’s PRC subsidiaries not distributable in the form of dividends to the parent as a result of the aforesaid PRC regulations and related to the subsidiaries’ paid-in capital were approximately RMB516,288 and RMB516,662, or 24.5% and 19.4% of total consolidated net assets as of December 31, 2011 and 2012, respectively. However, the PRC subsidiaries may transfer such net assets to the Company by other means, including through royalty and trademark license agreements or certain other contractual agreements, at the discretion of the Company without third party consent.

(r)	Earnings Per Share

In accordance with ASC 260 “Earnings Per Share,” basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to common shareholders as adjusted for the effect of dilutive common equivalent shares, if any, by the weighted average number of common and dilutive common equivalent shares outstanding during the period. Common equivalent shares consist of the common shares issuable upon the exercise of outstanding share options (using the treasury stock method).

(s)	Fair Value Measurement

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participates at the measurement date in accordance with ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”). When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, establishes a fair value hierarchy based on the inputs used to measure fair value, and expands disclosures about fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 – Observable inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities

Level 2 – Include other inputs that are directly or indirectly observable in the marketplace

Level 3 – Unobservable inputs which are supported by little or no market activity

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (i) market approach; (ii) income approach; and (iii) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

(t)	Segment Reporting

Based on the criteria established by ASC 280 “Segment Reporting,” the Group currently operates and manages its business as a single operating and single reportable segment. The Group’s chief operating decision-maker (“CODM”) is the chief executive officer. The CODM reviews operating results to make decisions about allocating resources and assessing performance for the entire Group. The Group primarily generates its revenues from customers in the PRC, and assets of the Group are also located in PRC. Accordingly, no geographical segments are presented.

(u)	Stock Repurchase

When the Company’s common shares are repurchased for retirement, the excess of cost over par value is charged entirely to additional paid-in capital, limited to additional paid-in capital of the same issue being retired.

(v)	Comprehensive Income

The Company has adopted ASC 220 “Comprehensive Income.” Other comprehensive income/loss is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income mainly consists of cumulative foreign currency translation adjustments.

(w)	Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statements of financial position as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on their financial position. ASU 2011-11 is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. The adoption of ASU 2011-11 is not expected to have a material impact on the Company’s consolidated financial statements.

In July 2012, the FASB issued ASU No. 2012-02, “Intangibles – Goodwill and Other: Testing Indefinite Lived Intangible Assets for Impairment” (“ASU 2012-02”). ASU 2012-02 applies to all entities, both public and nonpublic, that have indefinite-lived intangible assets, other than goodwill, reported in their financial statements. Per ASU 2012-02, an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if financial statements for the most recent annual or interim period have not yet been issued. The adoption of ASU 2012-02 beginning on January 1, 2013 is not expected to have a material impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02, “Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (“ASU 2013-02”). ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, ASU 2013-02 requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. ASU 2013-02 is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. The adoption of ASU 2013-02 beginning on January 1, 2013 is not expected to have a material impact on the Company’s consolidated financial statements.

Accounts Receivable	12 Months Ended
Dec. 31, 2012
Accounts Receivable
3.	ACCOUNTS RECEIVABLE

	2011	2012
	RMB	RMB
Accounts receivable	45,730	55,948
Less: Allowance for doubtful accounts	(2,022)	(3,260)

	43,708	52,688

The movement of allowance for doubtful accounts is analyzed as follows:

	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of period	2,620	1,965	2,022
Additions	—	801	1,575
Reversals	(28)	—	—
Write-offs	(627)	(744)	(337)

Balance at end of period	1,965	2,022	3,260

Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepayments and Other Current Assets
4.	PREPAYMENTS AND OTHER CURRENT ASSETS

	2011	2012
	RMB	RMB
Rental and other deposits	742	1,461
Prepayments for rental and others	8,062	10,603
Employee advances	3,069	2,781
Payments made on behalf of customers	153,271	226,485
Prepaid insurance premium	1,040	975
Interest income receivable	25,192	36,231
Prepaid business tax	7,451	—
Others	1,009	1,706

Total	199,836	280,242

Payments made on behalf of customers are associated with the operations of the Company’s business process outsourcing services. The Company has remitted funds in advance on behalf of customers for purposes such as monthly employee benefits, social insurance and payroll payments, which will be reimbursed to the Company in the near term. The Company provided an allowance for payments made on behalf of customers of nil and RMB6,079 as of December 31, 2011 and 2012, respectively.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment
5.	PROPERTY AND EQUIPMENT

	2011	2012
	RMB	RMB
Land and building	193,767	289,536
Leasehold improvements	11,462	14,075
Electronic equipment	84,074	94,530
Furniture and fixtures	10,148	10,305
Motor vehicles	4,088	7,067
Other assets	11,317	11,378
Less: Accumulated depreciation	(122,736)	(146,234)

Net book value	192,120	280,657

Depreciation expense was RMB27,326, RMB26,389 and RMB27,496 for the years ended December 31, 2010, 2011 and 2012, respectively. Loss due to disposal of fixed assets was RMB61, RMB141 and RMB65 for the years ended December 31, 2010, 2011 and 2012, respectively.

Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets
6.	INTANGIBLE ASSETS

	2011	2012
	RMB	RMB
Computer equipment software	20,353	21,448
Acquired training licenses	3,522	3,522
Less: Accumulated amortization	(19,585)	(21,051)

Net book value	4,290	3,919

Amortization expense was RMB2,061, RMB1,615 and RMB1,500 for the years ended December 31, 2010, 2011 and 2012, respectively.

The Company will record estimated amortization expenses of RMB1,680, RMB1,152, RMB598, RMB291 and RMB198 for the years ending December 31, 2013, 2014, 2015, 2016 and 2017, respectively.

Other Payables and Accruals	12 Months Ended
Dec. 31, 2012
Other Payables and Accruals
7.	OTHER PAYABLES AND ACCRUALS

	2011	2012
	RMB	RMB
Professional service fees	3,553	1,920
Office expenses	5,969	6,632
Deposit from customers	27,064	84,248
Revenue from newspaper sales collected on behalf of newspaper contractors	357	178
Payables to employees related to net proceeds from share options exercised	3,414	9,466
Others	436	1,121

Total	40,793	103,565

Deposits from customers are associated with the operations of the Company’s business process outsourcing services. The Company has received funds in advance from customers for purposes such as monthly employee benefits, social insurance and payroll payments, which will be disbursed by the Company to other parties on behalf of customers in the near term.

Taxation	12 Months Ended
Dec. 31, 2012
Taxation
8.	TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries that are incorporated in the Cayman Islands are not subject to tax on income or capital gain. In addition, upon payments of dividends by those companies to their shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company’s subsidiary that is incorporated in the British Virgin Islands is not subject to tax on income or capital gain. In addition, upon payments of dividends by that company to its shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

The Company’s subsidiary that is incorporated in Hong Kong is subject to Hong Kong profits tax at a rate of 16.5% on its assessable profit.

China

In March 2007, the National People’s Congress enacted the Enterprise Income Tax Law of the People’s Republic of China (“EIT Law”) effective January 1, 2008. The EIT Law, among other things, imposes a unified income tax rate of 25% for both domestic and foreign-invested enterprises. However, the EIT Law provides a transitional period for those entities established before March 16, 2007, which enjoyed a favorable income tax rate of less than 25% under the previous income tax laws, to gradually increase their rates to 25%. Under this grandfather provision, the Group’s entities of Wang Jin, Wang Ju, Tech JV and Wang Cai AdCo incorporated in Shanghai’s Pudong area, and the branches of Tech JV and Wang Cai AdCo located in Shenzhen were subject to an enterprise income tax (“EIT”) rate of 18% in 2008, 20% in 2009, 22% in 2010, 24% in 2011 and 25% in 2012.

In December 2009, Tech JV was designated by relevant local authorities in Shanghai as a “High and New Technology Enterprise” under the EIT Law. Tech JV became subject to a preferential tax rate of 15% for the years ended December 31, 2009, 2010 and 2011. In 2012, its preferential tax status has been renewed by local tax authorities through 2014. Tech JV is entitled to this preferential 15% tax rate as long as it maintains the required qualifications, which is subject to review every three years.

The EIT Law also imposes a 10% withholding income tax (“WHT”) for dividends declared out of the profits earned after January 1, 2008 by a foreign investment enterprise (“FIE”) to its immediate holding company outside China. For certain treaty jurisdictions such as Hong Kong which has signed tax treaties with the PRC, the WHT rate is 5%. Since the Company intends to permanently reinvest earnings to further expand its businesses in mainland China, its FIEs do not intend to declare dividends to its immediate foreign holding entities in the foreseeable future. Accordingly, as of December 31, 2012, the Company has not recorded any withholding tax on the retained earnings of its FIEs in China.

Composition of Income Tax Expense

Income (loss) before income tax expense for the years ended December 31, 2010, 2011 and 2012 were taxed within the following jurisdictions:

	2010	2011	2012
	RMB	RMB	RMB
PRC entities	322,428	526,236	608,637
Non-PRC entities	(30,686)	(58,672)	(42,952)

Total	291,742	467,564	565,685

The current and deferred portion of income tax expense included in the consolidated statements of operations and comprehensive income for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012
	RMB	RMB	RMB
Current income tax expense
PRC entities	58,101	84,936	93,081
Non-PRC entities	—	—	—

Total	58,101	84,936	93,081

Deferred income tax expense (benefit)
PRC entities	(1,020)	(3,880)	2,498
Non-PRC entities	—	—	—

Total	(1,020)	(3,880)	2,498

Income tax expense
PRC entities	57,081	81,056	95,579
Non-PRC entities	—	—	—

Total	57,081	81,056	95,579

Reconciliation of the Differences Between Statutory Tax Rate and the Effective Tax Rate

Reconciliation between the statutory EIT rate in the PRC and the Group’s effective tax rate for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012
EIT statutory rate	25%	25%	25%
Difference in EIT rates of certain subsidiaries	(8%)	(10%)	(10%)
Non-deductibility of expenses incurred outside the PRC	3%	3%	2%
Other permanent differences	1%	—	(1%)
Change in valuation allowance	(1%)	(1%)	1%

Effective EIT rate of the Group	20%	17%	17%

Tax holidays, as included in the reconciliation table before and the tabular disclosure below, refer to the preferential tax rates for Tech JV and certain entities as described in the “China” section of this Note. The aggregate amount and per share effect of the tax holidays for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012
	RMB	RMB	RMB
	(in thousands, except per share data)
Aggregate effect	23,675	46,225	57,889
Basic net income per share effect	0.43	0.81	1.01
Diluted net income per share effect	0.42	0.78	0.97

Significant components of deferred tax assets and liabilities as of December 31, 2011 and 2012 are as follows:

	2011	2012
	RMB	RMB
Deductible temporary differences related to other payables and accruals	10,536	7,232
Deductible temporary differences related to provision for doubtful accounts	506	1,448

Total current deferred tax assets	11,042	8,680
Less: Valuation allowance	—	(37)

Net current deferred tax assets	11,042	8,643

Tax loss carryforwards	640	471

Total non-current deferred tax assets	640	471
Less: Valuation allowance	(554)	(471)

Net non-current deferred tax assets	86	—

Total deferred tax assets	11,128	8,643

Taxable temporary differences related to depreciation period	(1,972)	(1,985)

Total non-current deferred tax liabilities	(1,972)	(1,985)

Total deferred tax liabilities	(1,972)	(1,985)

As of December 31, 2011 and 2012, valuation allowances were provided on the deferred tax assets to the extent that management believed it was more likely than not that such deferred tax assets would not be realized in the foreseeable future. Valuation allowances were also provided because it was more likely than not that the Group will not be able to utilize certain tax loss carryforwards generated by certain subsidiaries or VIE subsidiaries. As those entities continue to generate tax losses and tax planning strategies are not available to utilize those tax losses in other group companies, management believes it is more likely than not that such losses will not be utilized before they expire. However, certain valuation allowance was reversed in 2010, 2011 and 2012 when the Group generated sufficient taxable income to utilize the deferred tax assets. If events occur in the future that prevent the Group from realizing some or all of its deferred tax assets, an adjustment to the valuation allowances will be recognized when such events occur. In the PRC, tax loss carryforwards generally expire after five years. Tax loss carryforwards in the amount of RMB252 as of December 31, 2012 will expire beginning 2015.

The following represents a roll-forward of the valuation allowance for each of the years:

	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of period	2,140	1,498	554
Additions	5	—	508
Reversals	(647)	(944)	(554)

Balance at end of period	1,498	554	508

Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation
9.	SHARE-BASED COMPENSATION

In September 2000, the Company adopted a share option plan (“2000 Option Plan”) which provides for the issuance of up to 4,010,666 common shares. The total number of common shares reserved under the 2000 Option Plan was increased to 5,530,578 in February 2004 and to 7,530,578 in July 2006. The 2000 Option Plan expired in 2010 and issuances from this plan ceased in 2009. On April 30, 2009, the Company adopted a new share option plan (“2009 Option Plan”). The 2009 Option Plan provides for the issuance of up to 5,000,000 common shares. The total number of common shares reserved under the 2009 Option Plan was increased to 10,000,000 in December 2011. Under the option plans, the directors may, at their discretion, issue share options to purchase the Company’s common shares to any senior executives, directors, employees or consultants of the Group. The share options are granted at the fair market value of the common shares at the date of grant and can be exercised within six years from the date of grant.

The following table summarizes the Company’s share option activity for the year ended December 31, 2012:

	Number of shares	Weighted average exercise price		Weighted average remaining contractual life (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2012	4,921,342	US$	15.01
Granted	1,320,864	US$	23.79
Exercised	(805,338)	US$	7.85
Forfeited	(169,328)	US$	14.10

Outstanding at December 31, 2012	5,267,540	US$	18.01	3.67	US$	37,474

Vested and expected to vest at December 31, 2012	5,023,253	US$	17.81	3.62	US$	36,707

Exercisable at December 31, 2012	2,599,540	US$	13.03	2.70	US$	30,508

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day in 2012 and the exercise price for in-the-money options.

The total intrinsic value of options exercised for the three years ended December 31, 2010, 2011 and 2012 was RMB120,424, RMB41,546 and RMB84,524 (US$13,567), respectively.

As of December 31, 2012, there was RMB152,426 (US$24,466) of unrecognized share-based compensation cost related to non-vested share options. That deferred cost is expected to be recognized over a weighted average vesting period of 2.77 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation related to these awards may be different from the expectation. For the year ended December 31, 2012, total cash received from the exercise of share options amounted to RMB39,818 (US$6,391).

A summary of non-vested share option activity for the year ended December 31, 2012 is presented below:

	Number of shares	Weighted average grant-date fair value
Non-vested at January 1, 2012	2,731,406	US$	7.96

Granted	1,320,864	US$	9.77
Vested	(1,214,942)	US$	7.03
Forfeited	(169,328)	US$	5.73

Non-vested at December 31, 2012	2,668,000	US$	9.17

Expected to vest at December 31, 2012	2,423,713	US$	9.20

There were no capitalized share-based compensation costs for the years ended December 31, 2010, 2011 and 2012. Share-based compensation expense with respect to the share option plans recognized during the years ended December 31, 2010, 2011 and 2012, totaled RMB23,962, RMB37,974 and RMB50,538 (US$8,112), respectively. The total fair value of share options vested during the year ended December 31, 2010, 2011 and 2012 was RMB21,153, RMB29,059 and RMB53,236 (US$8,545), respectively.

Employee Benefits	12 Months Ended
Dec. 31, 2012
Employee Benefits
10.	EMPLOYEE BENEFITS

The full-time employees of the Company’s subsidiaries and VIE subsidiaries that are incorporated in the PRC are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance, pension benefits and housing fund. These companies are required to contribute to these benefits based on certain percentages of the employees’ salaries in accordance with the relevant regulations and charge the amount contributed to these benefits to the consolidated statements of operations and comprehensive income. The total amounts charged to the consolidated statements of operations and comprehensive income for such employee benefits amounted to RMB64,684, RMB83,985 and RMB100,219 for the years ended December 31, 2010, 2011 and 2012, respectively. The PRC government is responsible for the welfare and medical benefits and ultimate pension liability to these employees.

Related Party Transaction	12 Months Ended
Dec. 31, 2012
Related Party Transaction
11.	RELATED PARTY TRANSACTION

In August 2007, the Company entered into a cooperation agreement with Recruit, which is a shareholder of the Company, to form a new company under Area Link to provide coupon advertising services in China. Under the agreement as amended in August 2009, the Company may provide up to RMB32,800 in financing to Area Link for the coupon company and has the ability to acquire up to 40% of Area Link’s share capital. The Company did not provide financing to Area Link for the years ended December 31, 2010, 2011 and 2012. The Company completed the termination of the cooperation agreement with Recruit in December 2012. See Note 2(f).

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share
12.	EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share have been calculated for the years ended December 31, 2010, 2011 and 2012 as follows:

	2010	2011	2012
	RMB	RMB	RMB
	(in thousands, except share and per share data)
Numerator:
Net income	234,661	386,508	470,106

Denominator:
Denominator for basic earnings per share — weighted average common shares outstanding	55,485,256	56,754,240	57,510,591
Effect of dilutive share options	1,329,247	2,313,184	1,864,532

Denominator for diluted earnings per share	56,814,503	59,067,424	59,375,123

Basic earnings per share	4.23	6.81	8.17

Diluted earnings per share	4.13	6.54	7.92

The Company excluded outstanding share options of 1,341,778 in 2010, 1,294,660 in 2011 and 2,520,002 in 2012 from the calculation of diluted earnings per common share because the exercise prices of these share options were greater than or equal to the average market value of the common shares. These options could be included in the calculation in the future if the average market value of the common shares increases and is greater than the exercise price of these options.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
13.	COMMITMENTS AND CONTINGENCIES

Publication Fee and Operating Lease Commitments

The Group has entered into non-cancelable agreements with initial or remaining terms in excess of one year for the publication of 51job Weekly, the rental and property management of office premises and for the lease of office equipment. Future minimum payments with respect to these agreements for the twelve months ending December 31 of the coming years are as follows:

	Publication fees	Operating lease — Office premises	Operating lease — Others	Total
	RMB	RMB	RMB	RMB
2013	23,228	24,075	1,863	49,166
2014	150	8,953	204	9,307
2015	—	5,320	—	5,320
2016	—	4,125	—	4,125
2017	—	3,947	—	3,947
Thereafter	—	846	—	846

	23,378	47,266	2,067	72,711

Rental expenses for the years ended December 31, 2010, 2011 and 2012 were RMB33,204, RMB37,042 and RMB39,708, respectively.

Contractual Purchase Obligations

The Group’s contractual purchase obligations consist of agreements to purchase advertising services from media companies and to purchase office furnishings as well as an installment payment to complete the acquisition of an office building in Wuhan. Future minimum payments with respect to these agreements for the twelve months ending December 31 of the coming years are as follows:

	Advertising services	Office furnishings	Office building	Total
	RMB	RMB	RMB	RMB
2013	4,749	2,400	6,894	14,043
2014	13	—	—	13

	4,762	2,400	6,894	14,056

Contingencies

There are uncertainties regarding the legal basis of the Group’s ability to operate the Internet content service. Although the PRC has implemented a wide range of market-oriented economic reforms, the telecommunication, information and media industries as well as certain sectors of the human resource service industries remain highly regulated. Not only are restrictions currently in place, but also regulations are unclear regarding in what specific segments of these industries companies with foreign investors, including the Company, may operate. Therefore, the Group might be required to limit the scope of its operations in the PRC, and this could have an adverse effect on the Group’s financial position, results of operations and cash flows.

Tech JV obtained an advertising license in May 2000, when Tech JV was a 98% foreign owned entity, and a license to conduct human resource services in September 2002, when Tech JV was a 99% foreign owned entity. During the period from the date Tech JV acquired these licenses to the Group’s restructuring in May 2004, Tech JV and its licensed PRC subsidiaries conducted all of the advertising and human resource related services. Following the acquisition of these licenses and commencing these operations, the PRC government enacted laws limiting foreign ownership in entities conducting advertising and human resource related services. The PRC government has permitted 100% foreign ownership of advertising businesses since December 2005 and has limited the foreign ownership of human resource services companies to no more than 70% since August 2006.

The PRC government has not published an official ruling with respect to the status of foreign ownership arrangements that were established prior to the enactment of these limitations and which may be above these limitations. Prior to the restructuring in May 2004, the ownership percentage of Tech JV was above the maximum foreign ownership permitted for an entity conducting advertising and human resource operations. In addition, there is uncertainty regarding the regulation of PRC subsidiaries in which subsidiaries of foreign owned PRC entities invest, such as the subsidiaries of AdCo which are engaged in advertising businesses. The PRC government may determine that the Group’s ownership structure was inconsistent with or insufficient for the proper operation of the Group’s businesses, or that the Group’s business licenses or other approvals were not properly issued or not sufficient. In the opinion of management with the advice of outside counsel, the likelihood of loss in respect of the Group’s past ownership structure is remote.

As of the filing date of this Form 20-F, the Group is not currently a party to, nor is aware of, any legal proceeding, investigation or claim which is likely to have a material adverse effect on the Group’s business, financial condition, results of operations and cash flows.

Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments
14.	FINANCIAL INSTRUMENTS

Financial instruments of the Group are primarily comprised of cash, restricted cash, short-term investments, receivables, long-term investments and payables. The carrying values of cash, restricted cash, accounts receivable and payables approximated their estimated fair values due to the short-term maturities of these instruments. Short-term investments, which consist of certificates of deposits, are classified within Level 1 and the carrying values approximated their estimated fair values because such deposits bear market interest rates. Long-term investments consist of non-interest bearing loans to Area Link, for which full impairment provision was provided in the year ended December 31, 2011. See Note 2(f).

Certain Risks and Concentration	12 Months Ended
Dec. 31, 2012
Certain Risks and Concentration
15.	CERTAIN RISKS AND CONCENTRATION

Concentration of Credit Risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash, restricted cash, short-term investments and receivables. As of December 31, 2011 and 2012, the Group’s cash, restricted cash and short-term investments were held in major financial institutions located in the PRC, Hong Kong and the United States which management believes are of high credit quality. As of December 31, 2012, the Company had approximately RMB2,351,615 (US$377,460) in cash and certificates of deposit in the PRC, which constitute about 92% of total cash, restricted cash and short-term investments. Approximately 59% of the Company’s total cash, restricted cash and short-term investments were held at a branch of Bank of Nanjing in Shanghai, PRC. As PRC bank regulatory authorities are empowered to take over the operation and management of a PRC state-owned bank when it faces a material credit crisis, the Company does not foresee substantial credit risk with respect to cash and short-term investments held at PRC state-owned banks, such as Bank of Nanjing. However, in the event of bankruptcy of a financial institution in which the Company has deposits or investments, it may be unlikely to claim its deposits or investments back in full.

Receivables are typically unsecured and denominated in RMB, and are derived from revenues earned from operations or from payments made on behalf of certain customers arising in the PRC. Management believes credit risk on receivables is moderate due to the diversity of its services and customers.

No individual customer accounted for more than 10% of net revenues during the years ended December 31, 2010, 2011 and 2012. No individual customer accounted for more than 10% of accounts receivable as of December 31, 2011 and 2012.

Currency Convertibility Risk

The Group’s sales and purchase and expense transactions are generally denominated in RMB and a significant portion of the Group’s liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China.

PRC Regulatory Risk

The Group is subject to regulatory risks, which include the interpretation of current tax laws, the legality of its corporate structure and the scope of its operations in the PRC, which may result in limitations on the Group’s ability to conduct business in the PRC. In addition, the Group conducts some of its operations in China through VIEs and consolidates them pursuant to a series of contractual arrangements. If the contractual arrangements establishing the VIE structure are found to be in violation of any existing or future PRC laws, rules or regulations, the Group may be subject to penalties, which may include but not be limited to, the cancellation or revocation of the Group’s business and operating licenses, being required to restructure the Group’s operations or discontinue the Group’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Group’s ability to conduct its operations. In such case, the Group may lose its rights to direct the activities of and receive economic benefits from its VIEs, which may result in deconsolidation of the VIEs. The Group’s business, operating results and financial condition could also be materially and adversely affected by significant political, economic and social uncertainties in the PRC.

Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and Use of Estimates
(a)	Basis of Presentation and Use of Estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reported years. Management’s significant estimates include those related to allowances for accounts receivable, allowances for prepayments and other current assets, fair values of options to purchase the Company’s common shares, estimated useful lives of property and equipment and intangible assets, consolidation of VIEs, assessment of recoverability of long-term investments and deferred tax valuation allowance. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may materially differ from those estimates.

Basis of Consolidation
(b)	Basis of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIE subsidiaries of which the Company is the primary beneficiary. All significant transactions and balances between the Company, its subsidiaries and VIE subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast majority of votes at the meeting of the board of directors; or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

The Company has adopted Accounting Standards Codification (“ASC”) 810 “Consolidation” for all periods presented. It requires VIEs to be consolidated by the primary beneficiary of the entity. An entity is considered to be a VIE if certain conditions are present, such as if the equity investors in the entity do not have the characteristics of a controlling financial interest or the entity does not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. In determining whether the Company or its subsidiary is the primary beneficiary of a VIE, the Company considered whether it has the rights to a majority of the economic benefits and obligation to absorb a majority of the expected losses. In addition, the Company considered whether it has the power to direct activities that are significant to the VIE’s economic performance, including the power to appoint senior management, right to direct company strategy, power to approve capital expenditure budgets, and power to establish and manage ordinary business operation procedures and internal regulations and systems.

The Company’s wholly-owned subsidiaries include the following:

•	51net.com Inc. (“51net”), incorporated in the British Virgin Islands in August 1999;

•

51net Beijing, incorporated in the Cayman Islands in April 2000, which wholly owns Qian Cheng Wu You Network Information Technology (Beijing) Co., Ltd. (“WFOE”), incorporated in the PRC in July 2000; and

•	51net HR, incorporated in the Cayman Islands in April 2000, which owns 70% of Shanghai Wang Ju Human Resource Consulting Co., Ltd. (“Wang Ju”), incorporated in the PRC in October 2006.

51net’s principal subsidiaries include the following:

•	Qianjin Network Information Technology (Shanghai) Co., Ltd. (“Tech JV”), incorporated in the PRC in January 2000, which is 50% owned by 51net;

•	Wang Jin Information Technology (Shanghai) Co., Ltd. (“Wang Jin”), incorporated in the PRC in June 2004, which is wholly owned by 51net;

•	Shanghai Wang Ju Advertising Co., Ltd., incorporated in the PRC in June 2007, which is wholly owned by 51net; and

•	Wuhan Wang Cai Information Technology Co., Ltd., incorporated in the PRC in December 2009, which is wholly owned by 51net.

Tech JV’s principal subsidiaries include the following:

•	Shanghai Qianjin Advertising Co., Ltd. (“AdCo”), incorporated in the PRC in June 2001, which is 80% owned by Tech JV;

•	Shanghai Wang Cai Advertising Co., Ltd. (“Wang Cai AdCo”), incorporated in the PRC in April 2005, which is jointly owned by Tech JV and AdCo; and

•	Shanghai Zhong Cheng Human Resources Co., Ltd., incorporated in the PRC in December 2010; which is wholly owned by Tech JV.

The Company’s VIE subsidiaries include the following:

•	Beijing Run An Information Consultancy Co., Ltd. (“Run An”), incorporated in the PRC in January 1997, which owns 30% of Wang Ju; and

•

Beijing Qian Cheng Si Jin Advertising Co., Ltd. (“Qian Cheng”), incorporated in the PRC in February 1999, which owns 20% of AdCo and effectively owns 50% of Tech JV by direct and indirect ownership through Qian Cheng’s wholly-owned subsidiary Wuhan Mei Hao Qian Cheng Advertising Co., Ltd., incorporated in the PRC in August 2001.

As of December 31, 2012 and for all years presented, the Company is the primary beneficiary of two VIEs, Run An and Qian Cheng, which were in existence prior to the establishment of the Company and are considered predecessors of the Group. The Company does not have any ownership interest in the VIEs, but through certain arrangements as described below, the Company receives all of the economic benefits, absorbs all of the expected losses and has the power to direct activities that are significant to the VIEs. As a result of the Company’s consolidation of Run An and Qian Cheng, all of Tech JV and AdCo are included in the consolidated financial statements, and the Company effectively holds all of the equity interests in its subsidiaries including the VIE subsidiaries.

For the years ended December 31, 2010 and 2011, the Company was also the primary beneficiary of Shanghai Run An Lian Information Consultancy Co., Ltd. (“RAL”), a VIE which was established in April 2004. On December 30, 2011, the Shanghai Administration for Industry and Commerce approved the closure of RAL, which was wholly owned by Run An. RAL previously held an Internet content provider license and a permit issued by the Shanghai human resources and social security bureau which allowed it to conduct human resource related services.

Run An holds a human resource service permit issued by the Beijing human resources and social security bureau which allows it to provide recruitment, training and human resource consulting services. Run An is jointly owned by David Weimin Jin and Tao Wang, both of whom are executive officers of the Company. As of December 31, 2012, the registered capital of Run An was RMB6,000 and its accumulated loss was RMB1,317.

Qian Cheng holds an advertisement license. Qian Cheng is wholly owned by Run An. As of December 31, 2012, the registered capital of Qian Cheng was RMB1,500 and its retained earnings were RMB689.

As the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company. Currently, there is no contractual arrangement that could require the Company to provide additional financial support to the consolidated VIEs, but the Company may provide such support on a discretionary basis in the future, which could expose the Company to loss.

The Group has entered into various agreements as related to its VIE subsidiaries. The key provisions of the agreements with the Company or its subsidiaries and the VIE subsidiaries or its shareholders are as follows:

Technical and Consulting Service Agreements. WFOE has entered into technical and consulting service agreements with Run An and Qian Cheng, respectively, under which WFOE has the exclusive right, subject to certain exceptions, to provide technical services to Run An and Qian Cheng for service fees. The technical and consulting service agreements with WFOE are valid to September 11, 2017 for the Run An agreement and valid to May 3, 2014 for the Qian Cheng agreement, and can only be terminated by WFOE during the term. Such term is renewable upon written consent of the parties. Although the renewal is upon mutual consent, WFOE may, through its rights to approve board members and recommend senior management of Run An and Qian Cheng under the pledge and control agreements described below, direct Run An and Qian Cheng to renew the technical and consulting service agreements upon expiration.

Pledge and Control Agreements. As security for Run An and Qian Cheng’s obligations under the technical and consulting service agreements, the shareholders of Run An and Qian Cheng have pledged all of their equity interest in Run An and Qian Cheng to WFOE. According to the pledge agreement, WFOE has the right to sell the pledged equity. Additionally, the shareholders of Run An and Qian Cheng have agreed that they will not dispose of the pledged equity or take any actions that will prejudice WFOE’s interest under the equity pledge agreements. They have further agreed that they will obtain WFOE’s consent regarding material decisions concerning the operation of Run An and Qian Cheng, including the distribution of profits, the incurrence of debt and the approval of director appointments. Additionally, WFOE has the right to recommend candidates to the board for the positions of general manager and senior executives of Run An and Qian Cheng. Under such pledges, WFOE is obliged to purchase any and all of the equity interest in Run An and Qian Cheng from their shareholders, if permitted by the PRC laws. The pledges cannot be released until the discharge of all of Run An and Qian Cheng’s obligations under the respective technical and consulting service agreement. The pledge and control agreements have the same term as their respective technical and consulting service agreements.

Loan Agreements. Tech JV has entered into loan agreements dated as of September 11, 2007 for an aggregate amount of RMB6,000 with the shareholders of Run An, with the sole and exclusive purpose to fund the capitalization of Run An. The loans can be repaid only with the proceeds from the sale of the shareholders’ equity interest in Run An to Tech JV or its designated person. The interest-free loan agreements are valid to September 11, 2017, and the term may be extended upon written consent of the parties.

Call Option Agreement. 51net has entered into a call option agreement with Qian Cheng dated as of August 1, 2002, and supplemented and amended as of May 3, 2004 and August 1, 2012, under which 51net or its designee is granted an irrevocable option to purchase all of Qian Cheng’s equity interest in Tech JV and AdCo for RMB1,200 or, if such purchase price is not permissible under the applicable PRC laws, the lowest price permitted under then applicable PRC laws. In addition, Qian Cheng granted 51net an irrevocable option to purchase any and all of its equity interests in the subsidiaries of AdCo at the lowest price permitted under PRC laws. The call option agreement is valid to July 31, 2022, and the term may be extended upon written consent of the parties.

Management monitors the regulatory risk associated with these contractual arrangements. The Company’s PRC legal counsel, has advised management that these contractual arrangements are not in violation of existing PRC laws, rules and regulations in all material aspects, with exception to the effectiveness of the pledges under the equity pledge agreements, which have not yet been registered with the relevant administration of industry and commerce. Based on such advice and management’s knowledge and experience, the Company believes that its contractual arrangements with its consolidated VIEs and their shareholders are valid, legally binding and in compliance with current PRC laws. However, there are substantial uncertainties regarding the interpretation and application of current or future PRC laws, rules and regulations that could limit the Company’s ability to enforce these contractual arrangements. Management monitors the regulatory risk associated with these contractual arrangements. See note 15 for further discussion.

Summary financial information of the Group’s VIEs included in the consolidated financial statements is as follows:

	As of December 31,
	2011	2012
	RMB	RMB
Total assets	5,600	7,038
Total liabilities	405	166

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Total revenues	12,142	7,931	2,340
Net income	522	281	1,730

Foreign Currencies
(c)	Foreign Currencies

The Group’s functional and reporting currency is the Renminbi (“RMB”). Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations and comprehensive income. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the People’s Bank of China at the balance sheet dates. All such exchange gains and losses are included in the consolidated statements of operations and comprehensive income. The exchange differences for translation of group companies’ balances where RMB is not their functional currency are included in cumulative translation adjustments, which is a separate component of shareholders’ equity in the consolidated financial statements.

The unaudited United States dollar (“US$”) amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the rate of US$1.00 = RMB6.2301 on December 31, 2012, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2012, or at any other rate.

Cash and Restricted Cash
(d)	Cash and Restricted Cash

Cash represents cash on hand and demand deposits placed with banks or other financial institutions. Restricted cash represents cash proceeds from the exercise of share options by the Company’s employees, executives and directors held in a bank account which have yet to be transmitted to them. Included in the cash and restricted cash balances as of December 31, 2011 and 2012 are amounts denominated in United States dollars totaling US$24,209 and US$33,572, respectively (equivalent to approximately RMB152,538 and RMB211,017, based on the RMB to US$ exchange rate quoted by the People’s Bank of China on December 31, 2011 and 2012, respectively). The Group receives substantially all of its revenues in RMB, which currently is neither a freely convertible currency nor can it be freely remitted out of China.

Accounts Receivable
(e)	Accounts Receivable

Accounts receivable is presented net of allowance for doubtful accounts. The Company provides general and specific provisions for bad debts when facts and circumstances indicate that the receivable is unlikely to be collected. If the financial condition of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required.

Investments
(f)	Investments

Short-term investments consist of certificates of deposit with original maturities between three months and one year.

Long-term investments consist of non-interest bearing loans provided in 2007 and 2008 to Area Link Co., Ltd. (“Area Link”), which is the holding company of a coupon advertising services business in China. Area Link is affiliated with Recruit Co., Ltd. (“Recruit”), a shareholder of the Company. See Note 11.

Investments are evaluated for impairment at the end of each period. Unrealized losses are recorded as impairment losses when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (i) nature of the investment; (ii) cause and duration of the impairment; (iii) extent to which fair value is less than cost; (iv) financial conditions and near-term prospects of the issuers; and (v) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

The Company determined that the carrying value of the investments in Area Link was not recoverable and recognized a loss from impairment totaling RMB15,081 for the year ended December 31, 2011. No impairment losses were recorded during the years ended December 31, 2010 and 2012. In December 2012, the coupon advertising services business owned by Area Link was sold, the Company recognized a gain from sale with proceeds of RMB1,318, and this amount was included in other income.

Property and Equipment
(g)	Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis to allocate the cost of the assets to their estimated residual value over the following estimated useful lives:

Estimated useful lives
Land use rights	32.42 to 50 years
Building	20 years
Leasehold improvements	Lesser of the lease period or the estimated useful life
Electronic equipment	3 to 5 years
Furniture and fixtures	5 years
Motor vehicles	5 years
Other assets	5 years

Intangible Assets
(h)	Intangible Assets

Intangible assets include purchased computer software and licenses and are amortized on a straight-line basis over their estimated useful lives, which range from five to ten years.

Impairment of Long-Lived Assets
(i)	Impairment of Long-Lived Assets

The Group has adopted ASC 360 “Property, Plant and Equipment,” which addresses the financial accounting and reporting for the recognition and measurement of impairment losses for long-lived assets. Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that carrying amount of an asset group may not be recoverable. The recoverability of an asset group is based on the undiscounted future cash flows the asset group is expected to generate and recognize an impairment loss when the estimated undiscounted future cash flows expected to result from the use of the asset group plus net proceeds expected from the disposition of the asset group, if any, are less than the carrying value of the asset group. If the Group identifies an impairment, the Group reduces the carrying amount of the asset group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. No impairment of long-lived assets was recognized in the years ended December 31, 2010, 2011 and 2012.

Revenue Recognition
(j)	Revenue Recognition

Online Recruitment Services Revenues

The Group provides online recruitment advertising and other technical services through its www.51job.com website. The average display period of online recruitment services normally ranges from one week to one year. Fees for its online recruitment advertisement and other technical services are recognized as revenue ratably over the display period of the contract or when services are provided, collectibility is reasonably assured, and other criteria in accordance with ASC 605 “Revenue Recognition” (“ASC 605”) are met. For a transaction involving multiple services, the Company recognizes revenue at relative fair value which is determined based on the Company’s regular selling prices charged in unbundled arrangements. Cash received in advance of services are recognized as advance from customers.

Print Advertising Revenues

The Group provides recruitment advertising services through a weekly newspaper which is distributed in various cities of the PRC. Arrangements for recruitment advertisement on the weekly newspaper are generally short-term in nature. Fees for these types of print recruitment advertising services are recognized as revenue when collectibility is reasonably assured, upon the publication of the advertisements and when other criteria in accordance with ASC 605 are met. Cash received in advance of services are recognized as advance from customers.

Other Human Resource Related Revenues

The Group also provides other value-added human resource products, such as business process outsourcing, training, campus recruitment, executive search and other services. Revenue is recognized when (i) persuasive evidence of an agreement exists, (ii) services are rendered, (iii) the sales price and terms are fixed or determinable, and (iv) the collection of the receivable is reasonably assured, as prescribed by ASC 605.

Business and Related Taxes

The Company’s subsidiaries and its VIE subsidiaries are subject to business taxes and related surcharges on the revenues earned for services provided in the PRC. The applicable rate of business taxes is 5% after certain deductions. In the consolidated statements of operations and comprehensive income, business taxes and related surcharges for revenues earned are deducted from gross revenues to arrive at net revenues.

Cost of Services
(k)	Cost of Services

Cost of services consist primarily of payroll compensation and related employee costs, subcontracting fees, printing and publishing expenses, and other expenses incurred by the Group which are directly attributable to the rendering of the Group’s recruitment advertising and other human resource services.

Sales and Marketing Expenses
(l)	Sales and Marketing Expenses

Sales and marketing expenses consist primarily of the Group’s sales and marketing personnel payroll compensation and related employee costs and advertising and promotion expenses. Advertising and promotion expenses generally represent the cost of promotions to create or stimulate a positive image of the Group or a desire for the Group’s services. Advertising and promotion expenses are charged to the consolidated statements of operations and comprehensive income when incurred and totaled RMB58,332, RMB62,371 and RMB65,667 for the years ended December 31, 2010, 2011 and 2012, respectively.

Share-Based Compensation
(m)	Share-Based Compensation

The Company accounts for share-based compensation arrangements with employees in accordance with ASC 718 “Compensation – Stock Compensation.” It requires the Company to measure at the grant date the fair value of the stock-based award and recognize compensation costs, net of estimated forfeitures, on a straight-line basis, over the requisite service period. The Company uses the Black-Scholes option pricing model to determine the fair value of stock options. Risk-free interest rates are based on U.S. Treasury yield for the terms consistent with the expected life of award at the time of grant. Expected life takes into account vesting and contractual terms, employee demographics and historical exercise behavior, which the Company believes are useful reference points. The assumption for expected dividend yield is consistent with the Company’s current policy of no dividend payout. The Company estimates expected volatility at the date of grant based on historical volatilities of the market price of its American depositary shares (“ADSs”). Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future change in circumstances and facts, if any. If actual forfeitures differ from those estimates, the Company may need to revise those estimates used in subsequent periods.

For the years ended December 31, 2010, 2011 and 2012, the fair value of options granted was estimated with the following assumptions:

	2010	2011	2012
Risk-free interest rate	0.87%-2.26%	1.58%	0.59%
Expected life (years)	4	4	4
Expected dividend yield	0%	0%	0%
Volatility	50%	48%	53%
Weighted average of fair value per option at grant date	RMB24.96	RMB70.26	RMB60.88

Operating Leases
(n)	Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases, net of any incentives received by the Group from the leasing company, are charged to the consolidated statements of operations and comprehensive income on a straight-line basis over the lease periods.

Taxation
(o)	Taxation

The Company accounts for income taxes under the liability method. Under this method, deferred income taxes are recognized for the differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities by applying enacted statutory rates applicable to future years in which the differences are expected to reverse. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of, the deferred tax assets will not be realized.

The Company adopted ASC 740-10-25 “Income Taxes – Overall – Recognition” to account for uncertainties in income taxes effective January 1, 2007. The Company recognizes a tax benefit associated with an uncertain tax position when, in management’s judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. The Company has elected to classify interest and penalties related to an uncertain tax position, if any and when required, as general and administrative expenses. In the years ended December 31, 2010, 2011 and 2012, the Company did not record any interest and penalties associated with uncertain tax positions as there were no uncertain tax positions.

Statutory Reserves
(p)	Statutory Reserves

With the exception of Tech JV which is 50% owned by 51net, a British Virgin Islands company, and Wang Ju which is majority owned by 51net HR, a Cayman Islands company, the Group’s subsidiaries and VIE subsidiaries incorporated in the PRC are required on an annual basis to allocate at least 10% of their after-tax profit, after the recovery of accumulated deficit to the statutory common reserve. The amount of allocation is calculated based on an entity’s after-tax profit shown in its statutory financial statements which are prepared in accordance with PRC accounting standards and regulations until the reserve has reached 50% of the registered capital of each company. Once the total statutory common reserve fund reaches 50% of the registered capital of the respective companies, further appropriations are discretionary. The statutory common reserve fund is not distributable to shareholders except in the event of liquidation. Since 2008, the statutory common reserve fund for more than half of the Company’s subsidiaries and VIE subsidiaries incorporated in the PRC had reached 50% of the registered capital of the respective companies. As a result, no appropriations were made by these entities to their respective statutory reserve funds in the years ended December 31, 2010, 2011 and 2012. With the exception of a few entities, all remaining subsidiaries whose total statutory common reserve fund had not reached 50% of its respective registered capital had accumulative losses as of December 31, 2010, 2011 and 2012. As a result, these entities did not make appropriations to their statutory reserve funds in the years ended December 31, 2010, 2011 and 2012. During the years ended December 31, 2010, 2011 and 2012, the Group’s subsidiaries made total appropriations to their statutory common reserve fund in the amount of RMB250, RMB521 and RMB812, respectively. During the years ended December 31, 2010 and 2012, the Group made a reversal of RMB546 and RMB800, respectively, from the statutory common reserve fund to retained earnings due to the closure of certain subsidiaries. The statutory common reserve funds of these closed subsidiaries were distributed to their respective shareholders, which are ultimately held by the Group. No reversal of the statutory common reserve fund was made in the year ended December 31, 2011.

In addition, the Group’s subsidiaries and VIE subsidiaries incorporated in the PRC may, at the discretion of its board of directors, on an annual basis set aside the statutory common welfare fund, which can be used for staff welfare of the Group. No appropriations to the statutory common welfare fund were made for the years ended December 31, 2010, 2011 and 2012, respectively. During the years ended December 31, 2010 and 2012, the Group made a reversal of RMB261 and RMB400, respectively, from the statutory common welfare fund to retained earnings due to the closure of certain subsidiaries. The statutory common welfare funds of these closed subsidiaries were distributed to their respective shareholders, which are ultimately held by the Group. No reversal of the statutory common welfare fund was made in the year ended December 31, 2011.

Appropriations to the statutory common reserve fund and the statutory common welfare fund are accounted for as a transfer from retained earnings to the statutory reserves.

There are no legal requirements in the PRC to fund these reserves by transfer of cash to any restricted accounts, and the Group does not do so. These reserves are not distributable as cash dividends.

Dividend
(q)	Dividend

Dividends are recognized when declared. PRC regulations currently permit payment of dividends only out of accumulated profits as determined in accordance with PRC accounting standards and regulations. Additionally, the Company’s PRC subsidiaries and VIE subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves. See Note 2(p). In addition, the net assets of the Company’s subsidiaries associated with their paid-in capital are not distributable in the form of dividends. Aggregate net assets of the Company’s PRC subsidiaries not distributable in the form of dividends to the parent as a result of the aforesaid PRC regulations and related to the subsidiaries’ paid-in capital were approximately RMB516,288 and RMB516,662, or 24.5% and 19.4% of total consolidated net assets as of December 31, 2011 and 2012, respectively. However, the PRC subsidiaries may transfer such net assets to the Company by other means, including through royalty and trademark license agreements or certain other contractual agreements, at the discretion of the Company without third party consent.

Earnings Per Share
(r)	Earnings Per Share

In accordance with ASC 260 “Earnings Per Share,” basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to common shareholders as adjusted for the effect of dilutive common equivalent shares, if any, by the weighted average number of common and dilutive common equivalent shares outstanding during the period. Common equivalent shares consist of the common shares issuable upon the exercise of outstanding share options (using the treasury stock method).

Fair Value Measurement
(s)	Fair Value Measurement

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participates at the measurement date in accordance with ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”). When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, establishes a fair value hierarchy based on the inputs used to measure fair value, and expands disclosures about fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 – Observable inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities

Level 2 – Include other inputs that are directly or indirectly observable in the marketplace

Level 3 – Unobservable inputs which are supported by little or no market activity

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (i) market approach; (ii) income approach; and (iii) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Segment Reporting
(t)	Segment Reporting

Based on the criteria established by ASC 280 “Segment Reporting,” the Group currently operates and manages its business as a single operating and single reportable segment. The Group’s chief operating decision-maker (“CODM”) is the chief executive officer. The CODM reviews operating results to make decisions about allocating resources and assessing performance for the entire Group. The Group primarily generates its revenues from customers in the PRC, and assets of the Group are also located in PRC. Accordingly, no geographical segments are presented.

Stock Repurchase
(u)	Stock Repurchase

When the Company’s common shares are repurchased for retirement, the excess of cost over par value is charged entirely to additional paid-in capital, limited to additional paid-in capital of the same issue being retired.

Comprehensive Income
(v)	Comprehensive Income

The Company has adopted ASC 220 “Comprehensive Income.” Other comprehensive income/loss is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income mainly consists of cumulative foreign currency translation adjustments.

Recent Accounting Pronouncements
(w)	Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statements of financial position as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on their financial position. ASU 2011-11 is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. The adoption of ASU 2011-11 is not expected to have a material impact on the Company’s consolidated financial statements.

In July 2012, the FASB issued ASU No. 2012-02, “Intangibles – Goodwill and Other: Testing Indefinite Lived Intangible Assets for Impairment” (“ASU 2012-02”). ASU 2012-02 applies to all entities, both public and nonpublic, that have indefinite-lived intangible assets, other than goodwill, reported in their financial statements. Per ASU 2012-02, an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if financial statements for the most recent annual or interim period have not yet been issued. The adoption of ASU 2012-02 beginning on January 1, 2013 is not expected to have a material impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02, “Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (“ASU 2013-02”). ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, ASU 2013-02 requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. ASU 2013-02 is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. The adoption of ASU 2013-02 beginning on January 1, 2013 is not expected to have a material impact on the Company’s consolidated financial statements.

Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Summary Financial Information of Group's VIEs

Summary financial information of the Group’s VIEs included in the consolidated financial statements is as follows:

	As of December 31,
	2011	2012
	RMB	RMB
Total assets	5,600	7,038
Total liabilities	405	166

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Total revenues	12,142	7,931	2,340
Net income	522	281	1,730

Schedule of Estimated Useful Lives of Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis to allocate the cost of the assets to their estimated residual value over the following estimated useful lives:

Estimated useful lives
Land use rights	32.42 to 50 years
Building	20 years
Leasehold improvements	Lesser of the lease period or the estimated useful life
Electronic equipment	3 to 5 years
Furniture and fixtures	5 years
Motor vehicles	5 years
Other assets	5 years

Schedule of Assumptions Used to Estimate the Fair Value of Stock Options

For the years ended December 31, 2010, 2011 and 2012, the fair value of options granted was estimated with the following assumptions:

	2010	2011	2012
Risk-free interest rate	0.87%-2.26%	1.58%	0.59%
Expected life (years)	4	4	4
Expected dividend yield	0%	0%	0%
Volatility	50%	48%	53%
Weighted average of fair value per option at grant date	RMB24.96	RMB70.26	RMB60.88

Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts Receivable

	2011	2012
	RMB	RMB
Accounts receivable	45,730	55,948
Less: Allowance for doubtful accounts	(2,022)	(3,260)

	43,708	52,688

Schedule of Allowance for Doubtful Accounts

The movement of allowance for doubtful accounts is analyzed as follows:

	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of period	2,620	1,965	2,022
Additions	—	801	1,575
Reversals	(28)	—	—
Write-offs	(627)	(744)	(337)

Balance at end of period	1,965	2,022	3,260

Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Prepayments and Other Current Assets

	2011	2012
	RMB	RMB
Rental and other deposits	742	1,461
Prepayments for rental and others	8,062	10,603
Employee advances	3,069	2,781
Payments made on behalf of customers	153,271	226,485
Prepaid insurance premium	1,040	975
Interest income receivable	25,192	36,231
Prepaid business tax	7,451	—
Others	1,009	1,706

Total	199,836	280,242

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Property and Equipment

	2011	2012
	RMB	RMB
Land and building	193,767	289,536
Leasehold improvements	11,462	14,075
Electronic equipment	84,074	94,530
Furniture and fixtures	10,148	10,305
Motor vehicles	4,088	7,067
Other assets	11,317	11,378
Less: Accumulated depreciation	(122,736)	(146,234)

Net book value	192,120	280,657

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Intangible Assets

	2011	2012
	RMB	RMB
Computer equipment software	20,353	21,448
Acquired training licenses	3,522	3,522
Less: Accumulated amortization	(19,585)	(21,051)

Net book value	4,290	3,919

Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Payables and Accruals

	2011	2012
	RMB	RMB
Professional service fees	3,553	1,920
Office expenses	5,969	6,632
Deposit from customers	27,064	84,248
Revenue from newspaper sales collected on behalf of newspaper contractors	357	178
Payables to employees related to net proceeds from share options exercised	3,414	9,466
Others	436	1,121

Total	40,793	103,565

Taxation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income (Loss) Before Income Tax Expense

Composition of Income Tax Expense

Income (loss) before income tax expense for the years ended December 31, 2010, 2011 and 2012 were taxed within the following jurisdictions:

	2010	2011	2012
	RMB	RMB	RMB
PRC entities	322,428	526,236	608,637
Non-PRC entities	(30,686)	(58,672)	(42,952)

Total	291,742	467,564	565,685

Schedule of Components of Income Tax Expense

The current and deferred portion of income tax expense included in the consolidated statements of operations and comprehensive income for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012
	RMB	RMB	RMB
Current income tax expense
PRC entities	58,101	84,936	93,081
Non-PRC entities	—	—	—

Total	58,101	84,936	93,081

Deferred income tax expense (benefit)
PRC entities	(1,020)	(3,880)	2,498
Non-PRC entities	—	—	—

Total	(1,020)	(3,880)	2,498

Income tax expense
PRC entities	57,081	81,056	95,579
Non-PRC entities	—	—	—

Total	57,081	81,056	95,579

Schedule of Reconciliation of Differences Between the Statutory Tax Rate and the Effective Tax Rate

Reconciliation between the statutory EIT rate in the PRC and the Group’s effective tax rate for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012
EIT statutory rate	25%	25%	25%
Difference in EIT rates of certain subsidiaries	(8%)	(10%)	(10%)
Non-deductibility of expenses incurred outside the PRC	3%	3%	2%
Other permanent differences	1%	—	(1%)
Change in valuation allowance	(1%)	(1%)	1%

Effective EIT rate of the Group	20%	17%	17%

Schedule of the Aggregate Amount and Per Share Effect of Tax Holidays

The aggregate amount and per share effect of the tax holidays for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012
	RMB	RMB	RMB
	(in thousands, except per share data)
Aggregate effect	23,675	46,225	57,889
Basic net income per share effect	0.43	0.81	1.01
Diluted net income per share effect	0.42	0.78	0.97

Schedule of Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities as of December 31, 2011 and 2012 are as follows:

	2011	2012
	RMB	RMB
Deductible temporary differences related to other payables and accruals	10,536	7,232
Deductible temporary differences related to provision for doubtful accounts	506	1,448

Total current deferred tax assets	11,042	8,680
Less: Valuation allowance	—	(37)

Net current deferred tax assets	11,042	8,643

Tax loss carryforwards	640	471

Total non-current deferred tax assets	640	471
Less: Valuation allowance	(554)	(471)

Net non-current deferred tax assets	86	—

Total deferred tax assets	11,128	8,643

Taxable temporary differences related to depreciation period	(1,972)	(1,985)

Total non-current deferred tax liabilities	(1,972)	(1,985)

Total deferred tax liabilities	(1,972)	(1,985)

Schedule of the Movement of Valuation Allowance for Deferred Tax Assets

The following represents a roll-forward of the valuation allowance for each of the years:

	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of period	2,140	1,498	554
Additions	5	—	508
Reversals	(647)	(944)	(554)

Balance at end of period	1,498	554	508

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share Option Activity

The following table summarizes the Company’s share option activity for the year ended December 31, 2012:

	Number of shares	Weighted average exercise price		Weighted average remaining contractual life (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2012	4,921,342	US$	15.01
Granted	1,320,864	US$	23.79
Exercised	(805,338)	US$	7.85
Forfeited	(169,328)	US$	14.10

Outstanding at December 31, 2012	5,267,540	US$	18.01	3.67	US$	37,474

Vested and expected to vest at December 31, 2012	5,023,253	US$	17.81	3.62	US$	36,707

Exercisable at December 31, 2012	2,599,540	US$	13.03	2.70	US$	30,508

Schedule of Non-Vested Share Option Activity

A summary of non-vested share option activity for the year ended December 31, 2012 is presented below:

	Number of shares	Weighted average grant-date fair value
Non-vested at January 1, 2012	2,731,406	US$	7.96

Granted	1,320,864	US$	9.77
Vested	(1,214,942)	US$	7.03
Forfeited	(169,328)	US$	5.73

Non-vested at December 31, 2012	2,668,000	US$	9.17

Expected to vest at December 31, 2012	2,423,713	US$	9.20

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Earnings Per Share

Basic earnings per share and diluted earnings per share have been calculated for the years ended December 31, 2010, 2011 and 2012 as follows:

	2010	2011	2012
	RMB	RMB	RMB
	(in thousands, except share and per share data)
Numerator:
Net income	234,661	386,508	470,106

Denominator:
Denominator for basic earnings per share — weighted average common shares outstanding	55,485,256	56,754,240	57,510,591
Effect of dilutive share options	1,329,247	2,313,184	1,864,532

Denominator for diluted earnings per share	56,814,503	59,067,424	59,375,123

Basic earnings per share	4.23	6.81	8.17

Diluted earnings per share	4.13	6.54	7.92

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Future Minimum Operating Lease Payments

Future minimum payments with respect to these agreements for the twelve months ending December 31 of the coming years are as follows:

	Publication fees	Operating lease — Office premises	Operating lease — Others	Total
	RMB	RMB	RMB	RMB
2013	23,228	24,075	1,863	49,166
2014	150	8,953	204	9,307
2015	—	5,320	—	5,320
2016	—	4,125	—	4,125
2017	—	3,947	—	3,947
Thereafter	—	846	—	846

	23,378	47,266	2,067	72,711

Schedule of Future Minimum Payments Relating to Contractual Purchase Obligations

Future minimum payments with respect to these agreements for the twelve months ending December 31 of the coming years are as follows:

	Advertising services	Office furnishings	Office building	Total
	RMB	RMB	RMB	RMB
2013	4,749	2,400	6,894	14,043
2014	13	—	—	13

	4,762	2,400	6,894	14,056

Principal Accounting Policies - Basis of Consolidation (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Entity	Dec. 31, 2011 Entity
Basis Of Consolidation [Line Items]
Number of consolidated VIEs	2	2
Tech JV [Member]
Basis Of Consolidation [Line Items]
Loan agreements effective date	Sep 11, 2007
Interest-free loans to shareholders of VIEs	6,000
Loan agreements maturity date	Sep 11, 2017
Tech JV [Member] | 51net [Member]
Basis Of Consolidation [Line Items]
Ownership interest in subsidiary	50.00%
Tech JV [Member] | Qian Cheng [Member]
Basis Of Consolidation [Line Items]
Ownership interest	50.00%
Qian Cheng [Member]
Basis Of Consolidation [Line Items]
Registered capital	1,500
Retained earnings/ (Accumulated loss)	689
Technical and consulting service agreement expiration date	May 3, 2014
Call option agreement effective date	Aug 1, 2002
Purchase price for Qian Cheng's equity interest in Tech JV and AdCo under the call option agreement	1,200
Call option agreement expiration date	Jul 31, 2022
Run An [Member]
Basis Of Consolidation [Line Items]
Registered capital	6,000
Retained earnings/ (Accumulated loss)	(1,317)
Technical and consulting service agreement expiration date	Sep 11, 2017
Wang Ju [Member] | 51net HR [Member]
Basis Of Consolidation [Line Items]
Ownership interest in subsidiary	70.00%
Wang Ju [Member] | Run An [Member]
Basis Of Consolidation [Line Items]
Ownership interest	30.00%
AdCo [Member] | Qian Cheng [Member]
Basis Of Consolidation [Line Items]
Ownership interest	20.00%
AdCo [Member] | Tech JV [Member]
Basis Of Consolidation [Line Items]
Ownership interest in subsidiary	80.00%

Principal Accounting Policies - Schedule of Summary Financial Information of Group's VIEs (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Variable interest entity, primary beneficiary [Member] CNY	Dec. 31, 2011 Variable interest entity, primary beneficiary [Member] CNY	Dec. 31, 2010 Variable interest entity, primary beneficiary [Member] CNY
Variable Interest Entity [Line Items]
Total assets	$ 520,274	3,241,362	2,558,036		7,038	5,600
Total liabilities	92,347	575,334	452,461		166	405
Total revenues	242,733	1,512,249	1,370,099	1,089,995	2,340	7,931	12,142
Net income	$ 75,457	470,106	386,508	234,661	1,730	281	522

Principal Accounting Policies - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Intangible assets [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Intangible assets [Member]
Summary Of Principal Accounting Policies [Line Items]
Exchange rate used for conversion of RMB into U.S. dollars in the financial statements				6.2301
Amount of cash and restricted cash held in U.S. dollars	211,017	152,538		$ 33,572	$ 24,209
Useful life of intangible assets							5 years		10 years
Display period of online recruitment services						7 days		1 year
Business tax rate	5.00%
Value added tax rate	6.00%
Advertising and promotion expenses	65,667	62,371	58,332
Net assets not distributable	516,662	516,288
Aggregate net assets not distributable as percentage of total consolidated net assets				19.40%	24.50%

Principal Accounting Policies - Investments (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Minimum [Member] Original maturities [Member]	Dec. 31, 2012 Maximum [Member] Original maturities [Member]
Investments [Line Items]
Original maturities of certificates of deposit				3 months	1 year
Loss from impairment of long-term investments			15,081
Proceeds from sale of coupon advertising services business	$ 211	1,318

Principal Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	20 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	Lesser of the lease period or the estimated useful life
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	5 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	5 years
Other assets [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	5 years
Minimum [Member] | Land use rights [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	32 years 5 months 1 day
Minimum [Member] | Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3 years
Maximum [Member] | Land use rights [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	50 years
Maximum [Member] | Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	5 years

Principal Accounting Policies - Schedule of Assumptions Used to Estimate Fair Value of Stock Options (Detail) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-Based Compensation [Line Items]
Risk-free interest rate	0.59%	1.58%
Expected life (years)	4 years	4 years	4 years
Expected dividend yield	0.00%	0.00%	0.00%
Volatility	53.00%	48.00%	50.00%
Weighted average of fair value per option at grant date	60.88	70.26	24.96
Minimum [Member]
Share-Based Compensation [Line Items]
Risk-free interest rate			0.87%
Maximum [Member]
Share-Based Compensation [Line Items]
Risk-free interest rate			2.26%

Principal Accounting Policies - Statutory Reserves (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory Reserves [Line Items]
Percentage allocation of annual after-tax profit to statutory common reserve	10.00%
Statutory common reserve as a percentage of registered capital reached	50.00%	50.00%	50.00%
Total appropriations to the statutory common reserve fund	812	521	250
Amount reversed from the statutory common reserve fund	800		546
Amount reversed from statutory common welfare fund	400		261
Tech JV [Member] | 51net [Member]
Statutory Reserves [Line Items]
Ownership interest in subsidiary	50.00%

Accounts Receivable - Schedule of Accounts Receivable (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable		55,948	45,730
Less: Allowance for doubtful accounts		(3,260)	(2,022)
Accounts receivable, net	$ 8,457	52,688	43,708

Accounts Receivable - Schedule of Allowance for Doubtful Accounts (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts receivable, beginning balance	2,022	1,965	2,620
Additions	1,575	801
Reversals			(28)
Write-offs	(337)	(744)	(627)
Allowance for doubtful accounts receivable, ending balance	3,260	2,022	1,965

Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Rental and other deposits		1,461	742
Prepayments for rental and others		10,603	8,062
Employee advances		2,781	3,069
Payments made on behalf of customers		226,485	153,271
Prepaid insurance premium		975	1,040
Interest income receivable		36,231	25,192
Prepaid business tax			7,451
Others		1,706	1,009
Total	$ 44,982	280,242	199,836

Prepayments and Other Current Assets - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Allowance for payments made on behalf of customers	6,079

Property and Equipment - Schedule of Property and Equipment (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Land and building [Member] CNY	Dec. 31, 2011 Land and building [Member] CNY	Dec. 31, 2012 Leasehold improvements [Member] CNY	Dec. 31, 2011 Leasehold improvements [Member] CNY	Dec. 31, 2012 Electronic equipment [Member] CNY	Dec. 31, 2011 Electronic equipment [Member] CNY	Dec. 31, 2012 Furniture and fixtures [Member] CNY	Dec. 31, 2011 Furniture and fixtures [Member] CNY	Dec. 31, 2012 Motor vehicles [Member] CNY	Dec. 31, 2011 Motor vehicles [Member] CNY	Dec. 31, 2012 Other assets [Member] CNY	Dec. 31, 2011 Other assets [Member] CNY
Property, Plant and Equipment [Line Items]
Property and equipment				289,536	193,767	14,075	11,462	94,530	84,074	10,305	10,148	7,067	4,088	11,378	11,317
Less: Accumulated depreciation		(146,234)	(122,736)
Net book value	$ 45,049	280,657	192,120

Property and Equipment - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 4,413	27,496	26,389	27,326
Loss due to disposal of fixed assets	$ 10	65	141	61

Intangible Assets - Schedule of Intangible Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Computer equipment software [Member] CNY	Dec. 31, 2011 Computer equipment software [Member] CNY	Dec. 31, 2012 Acquired training licenses [Member] CNY	Dec. 31, 2011 Acquired training licenses [Member] CNY
Intangible Assets [Line Items]
Intangible assets				21,448	20,353	3,522	3,522
Less: Accumulated amortization		(21,051)	(19,585)
Net book value	$ 629	3,919	4,290

Intangible Assets - Additional information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Intangible Assets [Line Items]
Amortization expense	$ 241	1,500	1,615	2,061
Estimated amortization expenses for the year ending December 31, 2013		1,680
Estimated amortization expenses for 2014		1,152
Estimated amortization expenses for 2015		598
Estimated amortization expenses for 2016		291
Estimated amortization expenses for 2017		198

Other Payables and Accruals - Schedule of Other Payables and Accruals (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Other Payables And Accruals [Line Items]
Professional service fees		1,920	3,553
Office expenses		6,632	5,969
Deposit from customers		84,248	27,064
Revenue from newspaper sales collected on behalf of newspaper contractors		178	357
Payables to employees related to net proceeds from share options exercised		9,466	3,414
Others		1,121	436
Total	$ 16,623	103,565	40,793

Taxation - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Hong Kong subsidiary [Member]	Dec. 31, 2012 Tech JV [Member]	Dec. 31, 2012 Hong Kong treaty jurisdiction [Member]	Dec. 31, 2008 Wang Jin Wang Ju Tech JV Wang Cai AdCo and branches [Member]	Dec. 31, 2011 Wang Jin Wang Ju Wang Cai AdCo and branches [Member]	Dec. 31, 2010 Wang Jin Wang Ju Wang Cai AdCo and branches [Member]	Dec. 31, 2009 Wang Jin Wang Ju Wang Cai AdCo and branches [Member]
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%	16.50%
Transitional income tax rates							18.00%	24.00%	22.00%	20.00%
Preferential income tax rate for High and New Technology Enterprise					15.00%
Review frequency of the qualifications for High and New Technology Enterprise					3 years
Withholding income tax rate	10.00%					5.00%
Tax loss carryforwards				252
Tax loss carryforwards, expiration term				5 years
Tax loss carryforwards, expiration year				2015

Taxation - Schedule of Components of Income (Loss) Before Income Tax Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 PRC entities [Member] CNY	Dec. 31, 2011 PRC entities [Member] CNY	Dec. 31, 2010 PRC entities [Member] CNY	Dec. 31, 2012 Non-PRC entities [Member] CNY	Dec. 31, 2011 Non-PRC entities [Member] CNY	Dec. 31, 2010 Non-PRC entities [Member] CNY
Income Taxes [Line Items]
Income before income tax expense					608,637	526,236	322,428
Loss before income tax expense								(42,952)	(58,672)	(30,686)
Income before income tax expense	$ 90,798	565,685	467,564	291,742

Taxation - Schedule of Components of Income Tax Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 PRC entities [Member] CNY	Dec. 31, 2011 PRC entities [Member] CNY	Dec. 31, 2010 PRC entities [Member] CNY	Dec. 31, 2012 Non-PRC entities [Member] CNY	Dec. 31, 2011 Non-PRC entities [Member] CNY	Dec. 31, 2010 Non-PRC entities [Member] CNY
Income Taxes [Line Items]
Current income tax expense		93,081	84,936	58,101	93,081	84,936	58,101
Deferred income tax expense (benefit)	401	2,498	(3,880)	(1,020)	2,498	(3,880)	(1,020)
Income tax expense	$ 15,341	95,579	81,056	57,081	95,579	81,056	57,081

Taxation - Schedule of Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
EIT statutory rate	25.00%	25.00%	25.00%
Difference in EIT rates of certain subsidiaries	(10.00%)	(10.00%)	(8.00%)
Non-deductibility of expenses incurred outside the PRC	2.00%	3.00%	3.00%
Other permanent differences	(1.00%)		1.00%
Change in valuation allowance	1.00%	(1.00%)	(1.00%)
Effective EIT rate of the Group	17.00%	17.00%	20.00%

Taxation - Schedule of Aggregate Amount and Per Share Effect of Tax Holidays (Detail) (PRC entities [Member], CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PRC entities [Member]
Income Tax Holiday [Line Items]
Aggregate effect	57,889	46,225	23,675
Income tax benefit per basic share effect	1.01	0.81	0.43
Income tax benefit per diluted share effect	0.97	0.78	0.42

Taxation - Schedule of Components of Deferred Tax Assets and Liabilities (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Deferred Tax Assets and Liabilities [Line Items]
Deductible temporary differences related to other payables and accruals		7,232	10,536
Deductible temporary differences related to provision for doubtful accounts		1,448	506
Total current deferred tax assets		8,680	11,042
Less: Valuation allowance		(37)
Net current deferred tax assets	1,387	8,643	11,042
Tax loss carryforwards		471	640
Total non-current deferred tax assets		471	640
Less: Valuation allowance		(471)	(554)
Net non-current deferred tax assets			86
Total deferred tax assets		8,643	11,128
Taxable temporary differences related to depreciation period		(1,985)	(1,972)
Total non-current deferred tax liabilities	(318)	(1,985)	(1,972)
Total deferred tax liabilities		(1,985)	(1,972)

Taxation - Schedule of Movement of Valuation Allowance for Deferred Tax Assets (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance [Line Items]
Balance at beginning of period	554	1,498	2,140
Additions	508		5
Reversals	(554)	(944)	(647)
Balance at end of period	508	554	1,498

Share-Based Compensation - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended			1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Sep. 30, 2000 2000 Option Plan [Member]	Jul. 31, 2006 2000 Option Plan [Member]	Feb. 29, 2004 2000 Option Plan [Member]	Apr. 30, 2009 2009 Option Plan [Member]	Dec. 31, 2011 2009 Option Plan [Member]
Share-Based Compensation [Line Items]
Common shares reserved for issuance under share option plan					4,010,666	7,530,578	5,530,578	5,000,000	10,000,000
Expiration term of share options from date of grant					6 years			6 years
Intrinsic value of options	$ 13,567	84,524	41,546	120,424
Unrecognized share-based compensation cost related to non-vested share options	24,466	152,426
Weighted average vesting period	2 years 9 months 7 days	2 years 9 months 7 days
Cash received from the exercise of share options	6,391	39,818
Share-based compensation expense	8,112	50,538	37,974	23,962
Fair value of share options vested	$ 8,545	53,236	29,059	21,153

Share-Based Compensation - Schedule of Share Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-Based Compensation [Line Items]
Options Outstanding - Number of share options, Outstanding at January 1,2012	4,921,342
Number of share options, Granted	1,320,864
Number of share options, Exercised	(805,338)
Number of share options, Forfeited	(169,328)
Options Outstanding - Number of share options, Outstanding at December 31, 2012	5,267,540
Number of share options, Vested and expected to vest at December 31, 2012	5,023,253
Number of share options, Exercisable at December 31, 2012	2,599,540
Weighted average exercise price of share options, Outstanding at January 1, 2012	$ 15.01
Weighted average exercise price of share options, Granted	$ 23.79
Weighted average exercise price of share options, Exercised	$ 7.85
Weighted average exercise price of share options, Forfeited	$ 14.1
Weighted average exercise price of share options, Outstanding at December 31, 2012	$ 18.01
Weighted average exercise price of share options, Vested and expected to vest at December 31, 2012	$ 17.81
Weighted average exercise price of stock options, Exercisable at December 31, 2012	$ 13.03
Weighted average remaining contractual life of share options, Outstanding at December 31, 2012	3 years 8 months 1 day
Weighted average remaining contractual life of share options, Vested and expected to vest at December 31, 2012	3 years 7 months 13 days
Weighted average remaining contractual life of share options, Exercisable at December 31, 2012	2 years 8 months 12 days
Aggregate intrinsic value of share options, Outstanding at December 31, 2012	$ 37,474
Aggregate intrinsic value of share options, Vested and expected to vest at December 31, 2012	36,707
Aggregate intrinsic value of share options, Exercisable at December 31, 2012	$ 30,508

Share-Based Compensation - Schedule of Non-Vested Share Option Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-Based Compensation [Line Items]
Number of non-vested share options, Outstanding at January 1, 2012	2,731,406
Number of non-vested share options, Granted	1,320,864
Number of non-vested share options, Vested	(1,214,942)
Number of non-vested share options, Forfeited	(169,328)
Number of non-vested share options, Outstanding at December 31, 2012	2,668,000
Number of non-vested share options, Expected to vest at December 31, 2012	2,423,713
Weighted average grant-date fair value of non-vested share options, Outstanding at January 1, 2012	$ 7.96
Weighted average grant-date fair value of non-vested share options, Granted	$ 9.77
Weighted average grant-date fair value of non-vested share options, Vested	$ 7.03
Weighted average grant-date fair value of non-vested share options, Forfeited	$ 5.73
Weighted average grant-date fair value of non-vested share options, Outstanding at December 31, 2012	$ 9.17
Weighted average grant-date fair value of non-vested share options, Expected to vest at December 31, 2012	$ 9.2

Employee Benefits - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Employee benefits	100,219	83,985	64,684

Related Party Transaction - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Related Party Transaction [Line Items]
Maximum amount of financing to Area Link for coupon company in China	32,800
Percentage of equity interest in Area Link that may be acquired	40.00%

Earnings Per Share - Schedule of Earnings Per Share (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Numerator:
Net income	$ 75,457	470,106	386,508	234,661
Denominator:
Denominator for basic earnings per share - weighted average common shares outstanding	57,510,591	57,510,591	56,754,240	55,485,256
Effect of dilutive share options	1,864,532	1,864,532	2,313,184	1,329,247
Denominator for diluted earnings per share	59,375,123	59,375,123	59,067,424	56,814,503
Basic earnings per share	$ 1.31	8.17	6.81	4.23
Diluted earnings per share	$ 1.27	7.92	6.54	4.13

Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Excluded outstanding share options	2,520,002	1,294,660	1,341,778

Commitments and Contingencies - Schedule Of Future Minimum Operating Lease Payments (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	49,166
2014	9,307
2015	5,320
2016	4,125
2017	3,947
Thereafter	846
Total	72,711
Publication fees [Member]
Operating Leased Assets [Line Items]
2013	23,228
2014	150
2015
2016
2017
Thereafter
Total	23,378
Operating lease - Office premises [Member]
Operating Leased Assets [Line Items]
2013	24,075
2014	8,953
2015	5,320
2016	4,125
2017	3,947
Thereafter	846
Total	47,266
Operating lease - Others [Member]
Operating Leased Assets [Line Items]
2013	1,863
2014	204
2015
2016
2017
Thereafter
Total	2,067

Commitments and Contingencies - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2002 Tech JV [Member]	May 31, 2000 Tech JV [Member]	Dec. 31, 2012 Advertising [Member] Maximum [Member]	Dec. 31, 2012 Human resource services [Member] Maximum [Member]
Commitments and Contingencies Disclosure [Line Items]
Rental expenses	39,708	37,042	33,204
Percentage of foreign ownership in Tech JV				99.00%	98.00%
Maximum foreign ownership percentage of advertising companies in the PRC						100.00%
Maximum foreign ownership percentage of human resource services companies permitted in the PRC							70.00%

Commitments and Contingencies - Schedule of Future Minimum Payments Relating to Contractual Purchase Obligations (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Contractual Purchase Obligations [Line Items]
2013	14,043
2014	13
Total	14,056
Advertising services [Member]
Contractual Purchase Obligations [Line Items]
2013	4,749
2014	13
Total	4,762
Office furnishings [Member]
Contractual Purchase Obligations [Line Items]
2013	2,400
2014
Total	2,400
Office building [Member]
Contractual Purchase Obligations [Line Items]
2013	6,894
2014
Total	6,894

Certain Risks and Concentration - Additional information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 PRC entities [Member] USD ($)	Dec. 31, 2012 PRC entities [Member] CNY	Dec. 31, 2012 Bank of Nanjing [Member] PRC entities [Member]
Unusual Risk or Uncertainty [Line Items]
Cash and certificates of deposit				$ 377,460	2,351,615
Percentage of cash, restricted cash and short-term investments held in the PRC				92.00%	92.00%	59.00%
Threshold for disclosure of major customers by net revenues	10.00%	10.00%	10.00%
Threshold for disclosure of major customers by accounts receivable	10.00%	10.00%	10.00%